                                                              File Nos. 33-47216
                                                                        811-6632

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 32


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 76

                 COMMONWEALTH ANNUITY SELECT SEPARATE ACCOUNT OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                           (Exact Name of Registrant)


                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                               (Name of Depositor)

                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2400

               (Address of Depositor's Principal Executive Office)


          Jon-Luc Dupuy, Vice President, Assistant General Counsel and
                          Assistant Corporate Secretary
                 Commonwealth Annuity and Life Insurance Company
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772

                            Telephone: (508) 460-2408
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

          |_|  immediately upon filing pursuant to paragraph (b) of Rule 485


          |_|  on (date) pursuant to paragraph (b) of Rule 485


          |_|  60 days after filing pursuant to paragraph (a) (1) of Rule 485


          |X|  on May 1, 2007 pursuant to paragraph (a) (1) of Rule 485


          |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS


Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2006 and will be filed on or before March 30, 2007.

            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.   CAPTION IN PROSPECTUSES
-----------------   -----------------------
1                   Cover Page

2                   Special Terms

3                   Summary of Fees and Expenses; Summary of Contract Features

4                   Condensed Financial Information; Performance Information

5 Description of the Companies, the Variable Accounts, and the Underlying Investment Companies

6                   Charges and Deductions

7                   Description of the Contract

8                   Electing the Form of Annuity and the Annuity Date;
                    Description of Variable Annuity Payout Options; Annuity Benefit Payments

9                   Death Benefit

10                  Payments; Computation of Values; Distribution

11                  Surrender; Withdrawals; Charge for Surrender and Withdrawal;
                    Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12                  Federal Tax Considerations

13                  Legal Matters

14                  Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------   ----------------------------------------------
15                  Cover Page

16                  Table of Contents

17                  General Information and History

18                  Services

19                  Underwriters

20                  Performance Information

21                  Annuity Benefit Payments

22                  Financial Statements

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the Commonwealth Annuity Select Resource II variable annuity contracts issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") (in all jurisdictions except Hawaii and New York). The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. This Prospectus also includes important information about the Commonwealth Annuity Select Resource I contract. See Appendix D. As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs.


PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2007 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Commonwealth Annuity Select Customer Service at 1-800-366-1492. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

The Commonwealth Annuity Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:


GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
Goldman Sachs Capital Growth Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Equity Index Fund
Goldman Sachs Government Income Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs International Equity Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Money Market Fund
Goldman Sachs Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Blue Chip Fund
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund
AIM V.I. Dynamics Fund
AIM V.I. Global Health Care Fund

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein Global Technology Portfolio
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Small/Mid Cap Value Portfolio
AllianceBernstein Value Portfolio

DWS SCUDDER INVESTMENT  VIT FUNDS
DWS Small Cap Index VIP

DWS VARIABLE SERIES II
DWS Dreman Financial Services VIP
DWS Technology Growth VIP

EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Worldwide Health Sciences Fund

                          (CONTINUES ON THE NEXT PAGE)

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                DATED MAY 1, 2007

(CONT.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Mid Cap Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen International Growth Portfolio
Janus Aspen Large Cap Growth Portfolio
Janus Aspen Mid Cap Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Fund VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

In most jurisdictions, values may be allocated to the Fixed Account which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. The Guarantee Period Accounts, additional investment options available in most jurisdictions, offer fixed rates of interest for specified periods ranging from 3 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

                                TABLE OF CONTENTS

SPECIAL TERMS                                                                  5
SUMMARY OF FEES AND EXPENSES                                                   7
SUMMARY OF CONTRACT FEATURES                                                  11
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT AND THE UNDERLYING FUNDS     16
INVESTMENT OBJECTIVES AND POLICIES                                            17
PERFORMANCE INFORMATION                                                       22
DESCRIPTION OF THE CONTRACT                                                   24
   DISRUPTIVE TRADING                                                         24
   PAYMENTS                                                                   25
   RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY                              26
   RIGHT TO CANCEL ALL OTHER CONTRACTS                                        26
   TELEPHONE TRANSACTIONS PRIVILEGE                                           26
   TRANSFER PRIVILEGE                                                         27
   AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS              27
   SURRENDER                                                                  28
   WITHDRAWALS                                                                29
   DEATH BENEFIT                                                              30
   THE SPOUSE OF THE OWNER AS BENEFICIARY                                     31
   OPTIONAL ENHANCED EARNINGS RIDER                                           32
   ASSIGNMENT                                                                 34
   ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE                          34
   DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS                             35
   ANNUITY BENEFIT PAYMENTS                                                   36
   NORRIS DECISION                                                            37
   COMPUTATION OF VALUES                                                      37
CHARGES AND DEDUCTIONS                                                        38
   VARIABLE ACCOUNT DEDUCTIONS                                                38
   CONTRACT FEE                                                               39
   OPTIONAL RIDER CHARGES                                                     40
   PREMIUM TAXES                                                              40
   SURRENDER CHARGE                                                           40
   WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED                 41
   TRANSFER CHARGE                                                            44
GUARANTEE PERIOD ACCOUNTS                                                     44
FEDERAL TAX CONSIDERATIONS                                                    46
   GENERAL                                                                    46
   QUALIFIED AND NON-QUALIFIED CONTRACTS                                      47
   TAXATION OF THE CONTRACT                                                   47
   TAX WITHHOLDING                                                            51
   PROVISIONS APPLICABLE  ONLY TO  TAX QUALIFIED PLANS                        51
STATEMENTS AND REPORTS                                                        52
LOANS (QUALIFIED CONTRACTS ONLY)                                              52
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                             53
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                     54
VOTING RIGHTS                                                                 54
DISTRIBUTION                                                                  54
LEGAL MATTERS                                                                 55
FURTHER INFORMATION                                                           55

APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT                       A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT              B-1
APPENDIX C -- THE DEATH BENEFIT                                              C-1
APPENDIX D -- DIFFERENCES UNDER THE COMMONWEALTH ANNUITY SELECT
              RESOURCE I CONTRACT                                            D-1
APPENDIX E -- CONDENSED FINANCIAL INFORMATION                                E-1


                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                 4
SERVICES                                                                       4
UNDERWRITERS                                                                   5
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                     6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                    7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER         8
PERFORMANCE INFORMATION                                                       10
FINANCIAL STATEMENTS                                                         F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.


COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.


CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.


SERVICE OFFICE: Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") provide administrative, accounting, and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place Topeka, KS 66675, telephone 1-800-366-1492


SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

UNDERLYING FUND (OR FUNDS): certain investment portfolios of Goldman Sachs Variable Insurance Trust "GSVIT"), AIM Variable Insurance Funds ("AIM"), AllianceBernstein Variable Products Series Fund, Inc. ("Alliance"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), Janus Aspen Series ("Janus Aspen"), MFS(R) Variable Insurance Trust(SM) (the "MFS(R) Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), DWS Scudder Investment VIT Funds ("DWS Scudder VIT"), DWS Variable Series II ("DVS"), T. Rowe Price International Series, Inc. ("T. Rowe Price").

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.


VALUATION PERIOD: The time span between the close of trading on the New York Exchange from one Valuation Date to the next.



VARIABLE ACCOUNT: Commonwealth Annuity Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.


VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will incur directly or indirectly under the Commonwealth Annuity Select Resource II Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.


                                     TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                         MAXIMUM CHARGE

SURRENDER CHARGE(1):
(as a percentage of payments withdrawn)                       6.5%

TRANSFER CHARGE(2):                          $0 on the first 12 transfers in a
                                               Contract year. Up to $25 for
                                                   subsequent transfers.

(1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 6.5% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

YEARS MEASURED FROM DATE OF
          PAYMENT             CHARGE
---------------------------   ------
         Less than 1           6.5%
         Less than 2           6.0%
         Less than 3           5.0%
         Less than 4           4.0%
         Less than 5           3.0%
         Less than 6           2.0%
         Less than 7           1.0%
          Thereafter           0.0%

(2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.



ANNUAL CONTRACT FEE(1):                                                   $  30

ANNUAL  VARIABLE SUB-ACCOUNT EXPENSES:
(on an annual basis as percentage of average daily net assets)
Mortality and Expense Risk Charge:                                         1.25%
Administrative Expense Charge:                                             0.15%
                                                                          -----
Total Annual Expenses:                                                     1.40%

OPTIONAL RIDER CHARGES:
   The charge on an annual basis as a percentage of the Accumulated
      Value is:
      Enhanced Earnings Rider                                              0.25%
      Optional Minimum Guaranteed Annuity Payout (M-GAP)
         Rider with a ten-year waiting period:(2)                          0.25%
      Optional Minimum Guaranteed Annuity Payout (M-GAP)
         Rider with a fifteen-year waiting period:(2)                      0.15%

(1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

(2) If you elected one of the following riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

                                    TABLE III
             TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.

                         ANNUAL FUND OPERATING EXPENSES


TOTAL ANNUAL FUND OPERATING EXPENSES             MINIMUM                       MAXIMUM
------------------------------------   ---------------------------   ---------------------------
Expenses that are deducted from Fund   Annual charge of [X.XX%](1)   Annual charge of [X.XX%](2)
assets, including management fees,     of average daily net assets   of average daily net assets
distribution and/or service (12b-1)
fees and other expenses.



(1) [(Insert relevant footnote(s) if any about fund with the minimum and maximum charges).]

(2) [(Insert relevant footnote(s) if any about fund with the minimum and maximum charges).]

Total annual expenses are not fixed or specified under the terms of the Contract and will vary from year to year. The information is based on expenses as a percentage of average net assets for the year ended December 31, 2006 as adjusted for any material changes. The Underlying Fund information is based on information provided by the Underlying Fund and is not independently verified by the Company.


EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

NOTE: SEE APPENDIX D FOR EXPENSE EXAMPLES FOR SELECT RESOURCE I CONTRACTS (FORM A3020-92).

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider with a charge of 0.25% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


[(Insert relevant expense examples once receive the minimum and maximum charges)]


(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:

                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
Fund with the maximum total operating
   expenses

(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:

                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
Fund with the maximum total operating
   expenses

MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:

                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
Fund with the minimum total operating
   expenses

(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:

                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
Fund with the minimum total operating
   expenses

                          SUMMARY OF CONTRACT FEATURES


WHAT IS THE COMMONWEALTH ANNUITY SELECT RESOURCE II VARIABLE ANNUITY?

The Commonwealth Annuity Select Resource II variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:


     -    a customized investment portfolio;

     -    experienced professional investment advisers;

     -    tax deferral on earnings;

     -    guarantees that can protect your family during the accumulation phase;
          and

     -    income payments that you can receive for life.


I HAVE THE COMMONWEALTH ANNUITY SELECT RESOURCE I CONTRACT -- ARE THERE ANY DIFFERENCES?

Yes. If your Contract is issued on Form No. A3020-92 ("Commonwealth Annuity Select Resource I"), it is basically similar to the Contract described in this Prospectus ("Commonwealth Annuity Select Resource II") except as specifically indicated in APPENDIX D -- DIFFERENCES UNDER THE COMMONWEALTH ANNUITY RESOURCE I CONTRACT. The form number is located in the bottom left-hand corner of your Contract pages and may include some numbers or letters in addition to A3020-92 in order to identify state variations.


WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the Goldman Sachs Money Market Fund, may be utilized at any one time) and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

     -    periodic payments for the Annuitant's lifetime;

     - periodic payments for the Annuitant's life and the life of another person selected by you;

     - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for 10 years in the event that the Annuitant dies before the end of ten years;

     - periodic payments over a specified number of years (1 to 30) - under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a commutable option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?


The Contract is between you, (the "Owner"), and us, Commonwealth Annuity and Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.


HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5,000 minimum for your initial payment ($2,000 for IRA's) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time, in addition to the AIT Money Market Fund), the Guarantee Period Accounts, and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to eight Guarantee Periods ranging from three to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the greatest of 100% of Cumulative Earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than seven years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" in the CHARGES AND DEDUCTION section.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:

     - The Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;

     - Gross payments, with interest compounding daily at an effective annual yield of 5% starting on the date each payment is applied, and continuing throughout your investments' entire accumulation phase, decreased proportionately to reflect withdrawals; or

     - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a)  the Accumulated Value (increased by any positive Market Value Adjustment);
     or

(b)  gross payments compounded daily at an effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b)  gross payments compounded daily at an effective annual yield of 5%; or

(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment. If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT"

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $30 Contract fee from your Contract. The Contract fee is currently waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender your Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 6.5% of payments withdrawn, based on when the payments were originally made.

A deduction for state and local premium taxes, if any, may be made as described under "PREMIUM TAXES."

The Company will deduct on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Fund. The Funds will incur certain management fees and expenses which are described in the prospectuses of the Underlying Funds which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.

If you elected the optional Enhanced Earnings Rider, a separate monthly charge is deducted from the Contract's Accumulated Value. For specific information regarding charges, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if the Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your entire payment or (2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

     - You may assign your ownership to someone else, except under certain qualified plans.

     - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

     -    You may change your allocation of payments.

     - You may make transfers of Accumulated Value among your current investments without any tax consequences.

     - You may cancel your Contract within ten days of delivery (or longer if required by state law).

                DESCRIPTION OF THE COMPANY, THE VARIABLE ACCCOUNT
                            AND THE UNDERLYING FUNDS


THE COMPANY. Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Southborough, MA 01772, telephone 508-460-22400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity ").

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company, which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004.

As of December 31, 2006, Commonwealth Annuity had over [$XX] billion in assets and over [$XX] billion of life insurance in force.

Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is located at 132 Turnpike Road, Southborough, MA 01772, telephone 508-460-22400.

COMMONWEALTH ANNUITY SELECT SEPARATE ACCOUNT. The Company maintains a separate account called the Commonwealth Annuity Select Separate Account (the "Variable Account"). The Variable Account was authorized by vote of the Board of Directors of the Company on March 5, 1992. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Account by the SEC.


The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. The Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of the Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying funds which are not available to the contracts described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underling Fund") of an open-end management investment company. The Underlying Funds available through this Contract are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Fund prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The SAI of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.

ADVISER: GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL - GOLDMAN SACHS INTERNATIONAL EQUITY FUND

GOLDMAN SACHS CAPITAL GROWTH FUND - seeks long-term growth of capital.

GOLDMAN SACHS CORE FIXED INCOME FUND - seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.

GOLDMAN SACHS EQUITY INDEX FUND - seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.

GOLDMAN SACHS GOVERNMENT INCOME FUND - seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND - seeks long-term growth of capital.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND - seeks long-term capital appreciation. The Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S.

GOLDMAN SACHS MID CAP VALUE FUND - seeks long-term capital appreciation.

GOLDMAN SACHS MONEY MARKET FUND - seeks to maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND - seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy. This Fund was formerly known as Goldman Sachs CORE(SM) U.S. Equity Fund.

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)

ADVISER: A I M ADVISORS, INC.

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.

AIM V.I. CAPITAL APPRECIATION FUND -- seeks to provide growth of capital.

AIM V.I. CORE EQUITY FUND -- seeks to provide growth of capital. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. This Fund was formerly known as AIM V.I. Core Stock Fund.

AIM V.I. DYNAMICS FUND -- seeks long-term capital growth. The Fund invests at least 65% of its net assets in common stocks of mid-sized companies.

AIM V.I. GLOBAL HEALTH CARE FUND -- seeks capital growth. The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies that develop, product, or distribute products or services related to health care. This fund was formerly known as AIM V.I. Health Sciences Fund.

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)

ADVISER: A I M ADVISORS, INC.

AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.

AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks to provide long-term growth of capital.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

ADVISER: ALLIANCEBERNSTEIN CAPITAL MANAGEMENT, L.P.

ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN SMALL/MID CAP VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks long-term growth of capital.

DWS SCUDDER INVESTMENT VIT FUNDS

ADVISER: DEUTSCHE ASSET MANAGEMENT, INC.

DWS SMALL CAP INDEX VIP -- seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000(R) Index, which emphasizes stocks of small US companies. The Russell 2000(R) Index is a widely accepted benchmark of small company stock performance. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index which represents approximately 8% of the market capitalization of the Russell 3000(R) Index. Stocks in the Russell 2000(R) Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price). The fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. The fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. The sub-adviser is Northern Trust Investments, N.A. This fund was previously known as Scudder VIT Small Cap Index Fund

DWS VARIABLE SERIES II

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

DWS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks to provide long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. These may include companies of any size that commit at least half of their assets to the financial services sector, or derive at least half of their revenues or net income from that sector. The major types of financial services companies are banks, insurance companies, savings and loans, securities brokerage firms and diversified financial companies. Dreman Value Management L.L.C. is the subadvisor to the portfolio. This portfolio was formerly known as SVS Dreman Financial Services Portfolio.

DWS TECHNOLOGY PORTFOLIO -- seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the technology sector. For purposes of the portfolio's 80% investment policy, companies in the technology sector must commit at least half of their assets to the technology sector or derive at least half of their revenues or net income from that sector. Examples of industries within the technology sector are semiconductors, software, telecom equipment, computer/hardware, IT services, the Internet and health technology. The portfolio may invest in companies of any size. In addition, the portfolio may invest up to 35% of its net assets in foreign securities. This portfolio was formerly known as Scudder Technology Growth Portfolio.

EATON VANCE VARIABLE TRUST

ADVISER: EATON VANCE MANAGEMENT  -- EATON VANCE VT FLOATING-RATE INCOME FUND

ADVISER: ORBIMED ADVISORS LLC  -- EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND

EATON VANCE VT FLOATING-RATE INCOME FUND - seeks to provide a high level of current income. The Fund invests primarily in interests in senior floating rate loans. These loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics. The Fund invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND - seeks long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund invests at least 80% of net assets in common stocks of companies engaged in the development, production or distribution of products related to scientific advances in health care. Because the Fund concentrates its investments in medical research and the health care industry, it could be affected by any event that adversely affects that industry.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP CONTRAFUND(R) PORTFOLIO -- seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) (S&P 500(R)). The sub-adviser is FMR Co., Inc.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc.

FIDELITY VIP GROWTH & INCOME PORTFOLIO-- seeks high total return through a combination of current income and capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO - seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP VALUE STRATEGIES PORTFOLIO - seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors and Fidelity Investments Japan Limited.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISER: FRANKLIN ADVISERS, INC. - FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND AND FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

ADVISER: FRANKLIN ADVISORY SERVICES, LLC - FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND

ADVISER: FRANKLIN MUTUAL ADVISERS, LLC - FT VIP MUTUAL SHARES SECURITIES FUND

ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC - FT VIP TEMPLETON FOREIGN SECURITIES FUND

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies and normally invests predominantly in equity securities. For this Fund, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES PORTFOLIO - seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities. For this Fund, small-capitalization companies are those with market capitalization values not exceeding $2.5 billion, at the time of purchase. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies. For this Fund, small cap companies are those with market capitalization values not exceeding $1.5 billion or the highest market capitalization value in the Russell 2000(R) Index, whichever is greater, at the time of purchase and mid cap companies are companies with market capitalization values not exceeding $8.5 billion, at the time of purchase.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in equity securities that the manager believes are undervalued. The Fund normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies.

FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities. The sub-adviser is Franklin Templeton Investment Management Limited.

JANUS ASPEN SERIES (SERVICE SHARES)

ADVISER: JANUS CAPITAL

JANUS ASPEN GROWTH AND INCOME PORTFOLIO - seeks long-term capital growth and current income.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO -- seeks long-term growth of capital.

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO - seeks long-term growth of capital in a manner consistent with the preservation of capital.

JANUS ASPEN MID CAP GROWTH PORTFOLIO -- seeks long-term growth of capital.

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)

ADVISER: MFS INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS(R) NEW DISCOVERY SERIES --seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS(R) UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA -- seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA-- seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in lower-grade, high-yield debt securities.

OPPENHEIMER MAIN STREET FUND/VA -- seeks high total return, (which includes growth in the value of its shares as well as current income), from equity and debt securities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER FUND VCT PORTFOLIO -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and capital growth.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in equity securities of REITs and other real estate industry issuers for long-term growth of capital. Current income is the portfolio's secondary investment objective.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

ADVISER: T. ROWE PRICE INTERNATIONAL, INC.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The sub-adviser is T. Rowe Price Associates, Inc.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                             PERFORMANCE INFORMATION

The Contract was first offered to the public by Commonwealth Annuity and Life Insurance Company in 1996. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Goldman Sachs Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one- month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (SEE PAGE 11 OF SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                           DESCRIPTION OF THE CONTRACT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Contract and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

     -    the number of transfers made over a period of time;

     -    the length of time between transfers;

     - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

     -    the dollar amount(s) requested for transfers; and

     - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

     -    the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have beencaptured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-account to Sub-account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

PAYMENTS


The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Service Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Service Office, on the basis of accumulation unit value next determined after receipt.


Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:

     - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

     - Under a monthly automatic payment plan, the minimum initial payment is $50.

     -    Each subsequent payment must be at least $50.

     - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Goldman Sachs Money Market Fund of the Trust.

Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Goldman Sachs Money Market Fund. The Owner may change allocation instructions for new payments pursuant to a written or telephone request.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY


An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Service Office, Security Benefit Life Insurance Company, located at One Security Benefit Place, Topeka, KS 66675, telephone 1-800-533-7881 or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.


Within seven days the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) any amounts allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of
(a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.


In order to cancel the Contract, the Owner must mail or deliver it to the Company's Service Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.


TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

At any time prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs Money Market Account, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Goldman Sachs Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), an Automatic Account Rebalancing option or an Asset Allocation Model Reallocation option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Goldman Sachs Money Market Fund or the Sub-Account investing in the Select Investment Grade Income Fund (the "source accounts") to one or more of the Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM" in the SAI.

AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.

SURRENDER


At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-366-1492.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Service Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Service Office.


Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last seven full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program" under FEDERAL TAX CONSIDERATIONS.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS


At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-366-1492. You may also obtain a Company withdrawal form at our Company web site, https://cwannuity.se2.com.

The Owner must submit to the Service Office a signed, written request for withdrawal on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Service Office.


Each withdrawal must be in a minimum amount of $100.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER."

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see FEDERAL TAX CONSIDERATIONS, "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.


SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. The Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Service Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Service Office.


LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, the Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. See "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. The Owner must return a properly signed LED request to the Service Office. The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.


If an Owner elects the Company's LED option, (based on applicable IRS tables), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1
(one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE CONTRACT." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to an election of the option made prior to the date of any change in the LED option.

DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.
Request for payment must be made with 180 days of the date of death.



DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at an effective annual yield of 5% starting on the date each payment is applied and continuing throughout that payment's entire accumulation phase, decreased proportionately to reflect withdrawals; or

(c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal under (b) or (c), the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a)  the Accumulated Value: or

(b)  gross payments compounded daily at an effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b)  gross payments compounded daily at an effective annual yield of 5%: or

(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Service Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Goldman Sachs Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than directly receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Goldman Sachs Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's

Accumulated Value also will be added to the Goldman Sachs Money Market Fund. The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner's dies.

OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date. For specific charges see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The Annuitant's death must occur prior to the Annuity Date.

2. The difference between (a) and (b) must be greater than zero, where(a) is the Accumulated Value, and (b) is gross payments not previously withdrawn. IF (A) MINUS (B) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.


Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Service Office.


For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE - 0 TO 70 - If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE - 71 TO 75 - If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% x ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the

Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Goldman Sachs Money Market Fund and the Rider will terminate.

ASSIGNMENT


The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing on a Company approved form and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.


ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE


The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.


If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity payout option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Account(s) is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option(s) selected do(es) not produce an initial payment which meet this minimum, a single payment may be made.

Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable period certain option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs Equity Index Fund, the Goldman Sachs Structured U.S. Equity Fund, the Goldman Sachs Capital Growth Fund and the Goldman Sachs Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed annuity payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he/she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he/she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where: (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

       (2)  is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

     - For life annuity options and noncommutable fixed period certain options of ten years or more, the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For all commutable fixed period certain options, any noncommutable fixed period certain option of less than ten years and all variable period certain options the dollar amount is determined by multiplying
          (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES


THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $30 Contract fee is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where Accumulated Value has been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals:

(1) employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

(2) employees of the Company, its affiliates and subsidiaries officers, directors, trustees and employees of any of the Funds;

(3)  investment managers or sub-advisers;

(4) and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

If you elected one of the following riders prior to their discontinuance on 1/31/02, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12 of the following:

     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
     ten-year waiting period:                                          0.25%

     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
     fifteen-year waiting period:                                      0.15%

For a description of this Rider, see ""DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

     1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

     2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. However, during the accumulation phase, a surrender charge may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below. For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1) New Payments - payments received by the Company during the seven years preceding the date of the surrender;

(2) Old Payments - accumulated payments invested in the Contract for more than seven years; and

(3) the amount available under the Withdrawal Without Surrender Charge provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from any Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGE FOR SURRENDER AND WITHDRAWAL. If a Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

                      COMPLETE       CHARGE AS PERCENTAGE OF
                     YEARS FROM            NEW PAYMENTS
                   DATE OF PAYMENT          WITHDRAWN
                   ---------------   -----------------------
                     Less than 1               6.5%
                     Less than 2               6.0%
                     Less than 3               5.0%
                     Less than 4               4.0%
                     Less than 5               3.0%
                     Less than 6               2.0%
                     Less than 7               1.0%
                     Thereafter                0.0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 6.5% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals, and annuitization.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed "physician" which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

(1) the size and type of group or class, and the persistency expected from that group or class;

(2) the total amount of payments to be received, and the manner in which payments are remitted;

(3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

(4)  other transactions where sales expenses are likely to be reduced; or

(5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the issue date is within the following class of individuals ("eligible persons"):

(1) employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

(2)  employees of the Company, its affiliates and subsidiaries;

(3) officers, directors, trustees and employees of any of the Underlying Funds, investment managers or sub-advisers of the Underlying Funds; and

(4) the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

Finally, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

     Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated
                   Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

     Where (2) is: 10% of the Accumulated Value as of the Valuation Date the
                   Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

     Where (3) is: The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530, which is equal to the greatest of:

     (1)  Cumulative Earnings ($1,000);

     (2)  10% of Accumulated Value ($1,500); or

     (3)  LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO (last-in/first-out) basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Accumulated Value under the Contract, net of the applicable surrender charge on New Payments, the Contract fee and any applicable tax withholding, and adjusted for any applicable Market Value Adjustment. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount, described above.


Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Service Office.


For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years, a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or any noncommutable fixed period certain option for ten years or more. A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                            GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from three through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.


At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Service Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                             [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

     where:    i    is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee
                    Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX B --SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "WITHDRAWALS" and "SURRENDER." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "Surrender Charge" after application of the Market Value Adjustment.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, less any Contract fees or charges that are applicable to the Guarantee Period Accounts. The required amount will then be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner, in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A CONTRACT IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Contract, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Contract, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS.

The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account.

The Company believes that the Underlying Funds will comply with the current diversification requirements so that a non-qualified Contract that invests in one or more of those Funds will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the

Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

OWNER CONTROL. In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

In 1986, in connection with the issuance of regulations concerning the investment diversification requirements of Section 817(h), the Treasury Department announced that such regulations did not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets in the account. That announcement also stated that guidance would be issued by way of regulations or revenue rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued other than a Revenue Procedure indicating that the IRS would not apply the principles of the pre-1984 revenue rulings to an owner of a qualified contract where the only investment powers held by the contract owner were powers that could be held by a participant in a qualified plan. Due to the lack of any clear guidance regarding the investment control issue, the Company reserves the right to modify the Contract, as necessary, to prevent an Owner of the Contract from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two broad categories of variable annuity contracts: "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified contract is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE CONTRACT

IN GENERAL. The Company believes that the Contract described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Contract is a qualified contract, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Contract chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Contract may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Contract. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Contract. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Contract will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Contract, any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS. Under Section 401(a)(9) of the Code, qualified Contracts will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.)

The final regulations under Section 401(a)(9) provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Contract as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, final regulations have been issued and are effective for distributions required for calendar years 2006 and thereafter. The definition of "entire interest" will then take into account the actuarial value of other benefits.)

The final regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, payments under such contract must generally be non-increasing. According to the final regulations, payments will not fail to satisfy the non-increasing payment requirement merely because payments are increased in one or more of the following ways:

(1)  By a constant percentage, applied not less frequently than annually;

(2) To provide a final payment upon the death of the employee that does not exceed the excess of the total value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payments or other payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured; and

(4) An acceleration of payments under the annuity which is defined as a shortening of the payment period with respect to an annuity or a full or partial commutation of the future annuity payments. An increase in the payment amount will be treated as an acceleration of payments in the annuity only if the total future expected payments under the annuity (including the amount of any payment made as a result of the acceleration) is decreased as a result of the change in payment period.

Some forms of annuity payments permitted under the Contract may not meet the requirements under the final regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.

If the beneficiary of a qualified Contract is not the participant's surviving spouse, the operation of the death benefit distribution requirements of Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Contract as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Contract may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED CONTRACTS. Under Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Contract contains provisions that are designed to meet the requirements of Section 72(s).

Under Section 72(s), if the Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Contract is not the Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If the Owner dies after annuity payments have commenced, the entire remaining interest under the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If the Owner dies before annuity payments have commenced, then the entire amount held under the Contract must be distributed:

(1)  within five years after the death of the Owner; and/or

(2) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

No regulations have been issued under Section 72(s), but in a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in (ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Contract modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Contract's Accumulated Value are not taxable to the Owner until withdrawn from the Contract. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as gross income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Contract that were not excluded from the Owner's gross income less any amounts previously withdrawn from the Contract which were excluded from income as recovery of the investment in the Contract. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Contract, a portion of each such payment received may generally be excluded from gross income as a recovery of the investment in the Contract. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from gross income for the investment in the Contract ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Contract is fully recovered, because payments under the Contract have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Contract is recovered, a deduction for the remaining amount is allowed on the annuitant's final tax return.

PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Contract if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Contract prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

     -    taken on or after age 59 1/2; or

     - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code); or in the case of the Owner's "total disability" (as defined in the Code); or

     - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

     - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.

No regulations have been issued under either Code Section 72(q) or 72(t), but the IRS has recognized three computation procedures that will result in a pattern of payments that will meet the "substantially equal" periodic payment requirement. This requirement will also be met if the Owner elects to have fixed annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary. The requirement will also be met if the Owner elects to have variable annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary and the number of units withdrawn to make each variable annuity payment is substantially the same. Any modification of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's reaching age 59 1/2 or five years, other than by reason of death or disability, will subject the Owner to the 10% penalty tax on the prior distributions that were previously exempted from the penalty. A partial withdrawal from a Contract made after annuitization, but before the later of the Owner reaching age 59 1/2 or five years, would also be subject to this recapture rule.

In a number of private letter rulings, the IRS has held that distributions from a qualified plan made over the life expectancy of the participant or the participant and a beneficiary in any amount determined by amortizing the plan account value over the life expectancy of the payee or payees (life expectancy distributions) would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. In a private letter ruling issued in 1991 with respect to a non-qualified annuity contract, however, the IRS took the position that life expectancy payments from an annuity contract would not be considered as part of a "series of substantially equal payments" within the meaning of the exception. Subsequently, in a private letter ruling issued in 2000, the IRS held that life expectancy distributions made under a non-qualified variable annuity contract would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. The distinction between the adverse 1991 private later ruling and the favorable 2000 private letter ruling appears to be that under the facts considered in the 1991 ruling, action by the payee was required to initiate each payment, while in the facts considered in the 2000 ruling, the payments continued automatically unless specifically modified.

Some forms of annuity payments permitted under the Contracts may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Contract prior to age 59 1/2.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Contract transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Contract transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under DESCRIPTION OF THE CONTRACT. The Contract, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Contract and does not represent a determination of its merits.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAs"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro-rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will instead be allocated to the AIT Money Market Fund.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class,

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

(5)  to change the methodology for determining the net investment factor,

(6)  to change the names of the Variable Account or of the Sub-Accounts, and

(7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION


Effective January 1, 2007, Security Distributors, Inc., a corporation organized and existing under the laws of the State of Kansas ("SDI" or "UNDERWRITER"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), replaced VeraVest Investments, Inc. ("VeraVest," formerly Allmerica Investments, Inc.) as principal underwriter and general distributor for the Contracts. SDI now serves as principal underwriter and general distributor for the Policy pursuant to a contract with the Company and the Variable Account. Security Distributors, Inc. is located at One Security Benefit Place, Topeka, Kansas 66636.


The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of the Contract's Accumulated Value. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.


Owners may direct any inquiries to their financial representative or to Security Distributors, Inc. is located at One Security Benefit Place, Topeka, Kansas 66636., telephone 1-800-888-2461.


                                  LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.


On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP V. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums aggregating $5 million. Plaintiffs, who the Company subsequently identified as engaging in frequent transfers of significant sums between Sub-Accounts that in the Company's opinion constituted "market timing", were subject to restrictions upon such trading that the Company imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts. (On September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company).

On May 19, 2004, plaintiffs filed a Brief Statement of Damages in which, without quantifying their damage claim, they outlined a claim for (i) amounts totaling $150,000 for surrender charges imposed on the partial surrender by plaintiffs of the annuity contracts, (ii) loss of trading profits they expected over the remaining term of each annuity contract, and (iii) lost trading profits resulting from the Company's alleged refusal to process five specific transfers in 2002 because of trading restrictions imposed on market timers. With respect to the lost profits, plaintiffs claim that pursuant to their trading strategy of transferring money from money market accounts to international equity accounts and back again to money market accounts, they have been able to consistently obtain relatively risk free returns of between 35% to 40% annually. Plaintiffs claim that they would have been able to continue to maintain such returns on the account values of their annuity contracts over the remaining terms of the annuity contracts (which are based in part on the lives of the named annuitants). The aggregate account value of plaintiffs' annuities was approximately $12.8 million in December 2001. On February 1, 2006, the Court issued a ruling, which, as confirmed by the Court at a status conference on April 12, 2006, precludes plaintiffs from claiming any damages accruing beyond July 31, 2004.

THG, on behalf of the Company, continues to vigorously defend this matter, and regards plaintiffs' claims for lost trading profits as being speculative and, in any case, subject to an obligation to mitigate damages. Further, in the Company's view, these purported lost profits would not have been earned because of various actions taken, the investment management industry and regulators, to deter or eliminate market timing, including the implementation of "fair value" pricing.

The outcome of this matter is not expected to be material to the Company's annual results of operations or financial position. In addition, THG has agreed to indemnify the Company and Goldman Sachs with respect to this litigation. A trial was held in December 2006, resulting in an award to plaintiffs of $1,281,757. Plaintiffs are expected to appeal.

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition, but may be material to the Company's operating results for any particular period, depending, in part, upon the operating results for such period. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceeding in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

In addition, the Company is involved, in investigations and proceedings by governmental and self-regulatory agencies, which currently include inquiries relating to tax reporting calculations to policyholders and others in connection with distributions under a subset of variable annuity contracts in this business. The Company believes that the result of these inquiries will not have a material effect on its financial position or results of operations.


                               FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account, which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an excess amount is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for seven full Contract years.

STATE RESTRICTIONS. In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

     If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If a Contract is issued on or after the Annuitant's 60th birthday, up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, no payments to the Fixed Account will be permitted if a Contract is issued after the Annuitant's 81st birthday.


If an allocation designated as a Fixed Account allocation is received at the Service Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the AIT Money Market Fund.

                                   APPENDIX B
                SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values (8% rate of return).

           HYPOTHETICAL      WITHDRAWAL        SURRENDER
CONTRACT   ACCUMULATED    WITHOUT SURRENDER     CHARGE     SURRENDER
  YEAR        VALUE         CHARGE AMOUNT     PERCENTAGE     CHARGE
--------   ------------   -----------------   ----------   ---------
   1        $54,000.00        $ 5,400.00         6.5%      $3,159.00
   2         58,320.00          8,320.00         6.0%       3,000.00
   3         62,985.60         12,985.60         5.0%       2,500.00
   4         68,024.45         18,024.45         4.0%       2,000.00
   5         73,466.40         23,466.40         3.0%       1,500.00
   6         79,343.72         29,343.72         2.0%       1,000.00
   7         85,691.21         35,691.21         1.0%         500.00
   8         92,546.51         42,546.51         0.0%           0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

           HYPOTHETICAL                     WITHDRAWAL      SURRENDER
CONTRACT   ACCUMULATED                  WITHOUT SURRENDER     CHARGE     SURRENDER
  YEAR        VALUE       WITHDRAWALS     CHARGE AMOUNT     PERCENTAGE    CHARGE
--------   ------------   -----------   -----------------   ----------   ---------
   1        $54,000.00     $     0.00       $ 5,400.00         6.5%       $  0.00
   2         58,320.00           0.00         8,320.00         6.0%          0.00
   3         62,985.60           0.00        12,985.60         5.0%          0.00
   4         68,024.45      30,000.00        18,024.45         4.0%        479.02
   5         41,066.40      10,000.00         4,106.64         3.0%        176.80
   6         33,551.72       5,000.00         3,355.17         2.0%         32.90
   7         30,835.85      10,000.00         3,083.59         1.0%         69.16
   8         22,502.72      15,000.00         2,250.27         0.0%          0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

For purposes of the examples below:

i = the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

     1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

     2. The date of surrender is seven years (2,555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

     4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

          The market value factor = [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                  = [(1+.08)/(1+.11)](TO THE POWER OF 2555/365)
                                    - 1

                                  = (.97297)(7) - 1

                                  = -.17452

     The Market Value Adjustment  = Maximum of the market value factor multiplied by the withdrawal or the
                                    negative of the excess interest earned
                                    over 3%

                                  = Maximum (-.17452 X $62,985.60 or
                                    -$8,349.25)

                                  = Maximum (-$10,992.38 or -$8,349.25) =
                                    -$8,349.25

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

          The market value factor = [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                  = [(1+.08)/(1+.10)](TO THE POWER OF 2555/365)
                                    - 1

                                  = (.98182)(7) - 1

                                  = -.12054

     The Market Value Adjustment  = the market value factor multiplied by the withdrawal

                                  = -.12054 X $62,985.60

                                  = -$7,592.11

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

          The market value factor = [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                  = [(1+.08)/(1+.05)](TO THE POWER OF 2555/365)
                                    - 1

                                  = (1.02857)(7) - 1

                                  = .21798

     The Market Value Adjustment  = Minimum of the market value factor multiplied by the withdrawal or the
                                    excess interest earned over 3%

                                  = Minimum of (.21798 X $62,985.60 or
                                    $8,349.25)

                                  = Minimum of ($13,729.78 or $8,349.25)

                                  = $8,349.25

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

          The market value factor = [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                  = [(1+.08)/(1+.07)](TO THE POWER OF 2555/365)
                                    - 1

                                  = (1.00935)(7) - 1

                                  = .06728

     The Market Value Adjustment  = the market value factor multiplied by the withdrawal

                                  = .06728 X $62,985.60

                                  = $4,237.90

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                                THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL   HYPOTHETICAL
CONTRACT    ACCUMULATED   MARKET VALUE      DEATH         DEATH         DEATH       HYPOTHETICAL
  YEAR        VALUE        ADJUSTMENT    BENEFIT (a)   BENEFIT (b)   BENEFIT (c)   DEATH BENEFIT
--------   ------------   ------------   -----------   -----------   -----------   -------------
 1          $53,000.00       $  0.00      $53,000.00    $52,500.00    $50,000.00    $53,000.00
 2           53,530.00        500.00       54,030.00     55,125.00     53,000.00     55,125.00
 3           58,883.00          0.00       58,883.00     57,881.25     55,125.00     58,883.00
 4           52,994.70        500.00       53,494.70     60,775.31     58,883.00     60,775.31
 5           58,294.17          0.00       58,294.17     63,814.08     60,775.31     63,814.08
 6           64,123.59        500.00       64,623.59     67,004.78     63,814.08     67,004.78
 7           70,535.95          0.00       70,535.95     70,355.02     67,004.78     70,535.95
 8           77,589.54        500.00       78,089.54     73,872.77     70,535.95     78,089.54
 9           85,348.49          0.00       85,348.49     77,566.41     78,089.54     85,348.49
10           93,883.34          0.00       93,883.34     81,444.73     85,348.49     93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c)

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Value.

           HYPOTHETICAL                 HYPOTHETICAL                                             HYPOTHETICAL
CONTRACT    ACCUMULATED                 MARKET VALUE      DEATH         DEATH         DEATH         DEATH
  YEAR        VALUE       WITHDRAWALS    ADJUSTMENT    BENEFIT (a)   BENEFIT (b)   BENEFIT (c)     BENEFIT
--------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
 1          $53,000.00     $     0.00      $  0.00      $53,000.00    $52,500.00    $50,000.00    $53,000.00
 2           53,530.00           0.00       500.00       54,030.00     55,125.00     53,000.00     55,125.00
 3            3,883.00      50,000.00         0.00        3,883.00      4,171.13      3,972.50      4,171.13
 4            3,494.70           0.00       500.00        3,994.70      4,379.68      4,171.13      4,379.68
 5            3,844.17           0.00         0.00        3,844.17      4,598.67      4,379.68      4,598.67
 6            4,228.59           0.00       500.00        4,728.59      4,828.60      4,598.67      4,828.60
 7            4,651.45           0.00         0.00        4,651.45      5,070.03      4,828.60      5,070.03
 8            5,116.59           0.00       500.00        5,616.59      5,323.53      5,070.03      5,616.59
 9            5,628.25           0.00         0.00        5,628.25      5,589.71      5,616.59      5,628.25
10              691.07       5,000.00         0.00          691.07        712.70        683.44        712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL   HYPOTHETICAL
CONTRACT    ACCUMULATED   MARKET VALUE    HYPOTHETICAL
  YEAR         VALUE       ADJUSTMENT    DEATH BENEFIT
--------   ------------   ------------   -------------
 1          $53,000.00       $  0.00      $53,000.00
 2           53,530.00        500.00       54,030.00
 3           58,883.00          0.00       58,883.00
 4           52,994.70        500.00       53,494.70
 5           58,294.17          0.00       58,294.17
 6           64,123.59        500.00       64,623.59
 7           70,535.95          0.00       70,535.95
 8           77,589.54        500.00       78,089.54
 9           85,348.49          0.00       85,348.49
10           93,883.34          0.00       93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D

      DIFFERENCES UNDER THE COMMONWEALTH ANNUITY SELECT RESOURCE I CONTRACT
                                 (FORM A3020-92)

     1. The Guarantee Period Accounts and the Enhanced Earning Rider are not available under Commonwealth Annuity Select Resource I.

     2. The waiver of surrender charge offered in Commonwealth Annuity Select Resource II if you become disabled prior to age 65, are diagnosed with a terminal illness or remain confined in a nursing home for the later of one year after issue or 90 days (see Elimination or Reduction of Surrender Charges) is not available under Commonwealth Annuity Select Resource I. "NOTE: THE WAIVERS FOR TERMINAL ILLNESS AND FOR CONFINEMENT IN A NURSING HOME ARE NOT AVAILABLE IN NEW JERSEY UNDER EITHER Commonwealth Annuity SELECT RESOURCE I OR Commonwealth Annuity SELECT RESOURCE II."

     3. The Withdrawal Without Surrender Charge privilege under Commonwealth Annuity Select Resource I does not provide access to cumulative earnings without charge. In addition, the 10% free amount is based on the prior December 31 Accumulated Value rather than 10% of the Accumulated Value as of the date the withdrawal request is received.

     4. The death benefit under Commonwealth Annuity Select Resource I is the greatest of: 1) total payments less any withdrawals; 2) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death; or 3) the amount that would have been payable as a death benefit on the most recent fifth Contract anniversary, increased to reflect additional payments and reduced to reflect withdrawals since that date.

     5. Any payment to the Fixed Account offered under Commonwealth Annuity Select Resource I must be at least $500 and is locked in for one year from the date of deposit. At the end of one year, a payment may be transferred or renewed in the Fixed Account for another full year at the guaranteed rate in effect on that date. The minimum guaranteed rate is 3 1/2%. The Fixed Account is not available to Owners who purchased Commonwealth Annuity Select Resource I in Oregon. The Fixed Account offered under Commonwealth Annuity Select Resource I in Massachusetts does not contain any age restrictions. (See APPENDIX A for discussion of Fixed Account under Commonwealth Annuity Select Resource II)

     6. The $30 Contract fee under Commonwealth Annuity Select Resource I is not waived under any circumstances.


     7. If you select a variable period certain annuity option, the dollar amount of the first periodic annuity benefit payment is determined by multiplying (1) the Accumulated Value applied under that option (less premium taxes, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.


     8. Because of the differences between the free withdrawal provisions and the application of the Contract fee, the following examples apply to the Commonwealth Annuity Select Resource I contract rather than the examples on page 10 of this prospectus:


MAXIMUM EXPENSE EXAMPLE

     The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have elected a Minimum Guaranteed Annuity (M-GAP) Rider with a ten year waiting period at an annual charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          (Insert relevant expense examples once 2007 received the minimum and maximum charges).


     1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                ------   -------   -------   --------
     Fund with the maximum
     total operating expenses

     2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                ------   -------   -------   --------
     Fund with the maximum
     total operating expenses

MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If , at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                ------   -------   -------   --------
     Fund with the minimum
     total operating expenses

     (2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                ------   -------   -------   --------
     Fund with the minimum
     total operating expenses

                                   APPENDIX E
                         CONDENSED FINANCIAL INFORMATION
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                  COMMONWEALTH ANNUITY SELECT SEPARATE ACCOUNT
                                   APPENDIX B

THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2006.



                                                                      YEAR ENDED DECEMBER 31ST
                                           ------------------------------------------------------------------------------
SUB-ACCOUNT                                2006    2005     2004     2003    2002    2001    2000  1999  1998  1997  1996
-----------                                ------------------------------------------------------------------------------
GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Unit Value:
   Beginning of Period                             1.116    1.025    0.814   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                                   1.166    1.116    1.025   0.814     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of Period
      (in thousands)                               2,130    2,384    2,557   2,155     N/A    N/A   N/A   N/A   N/A   N/A

GOLDMAN SACHS EQUITY INDEX FUND
Unit Value:
   Beginning of Period                             0.855    0.786    0.623   0.813   0.937  1.000   N/A   N/A   N/A   N/A
   End of Period                                   0.880    0.855    0.786   0.623   0.813  0.937   N/A   N/A   N/A   N/A
   Units Outstanding at End of Period
      (in thousands)                             146,147  183,137  213,299  35,464  16,661  1,156   N/A   N/A   N/A   N/A

GOLDMAN SACHS GOVERNMENT INCOME FUND
Unit Value:
   Beginning of Period                             1.078    1.071    1.068   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                                   1.080    1.078    1.071   1.068     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of Period
      (in thousands)                              18,132   21,211   38,456  57,149     N/A    N/A   N/A   N/A   N/A   N/A

                                                                            YEAR ENDED DECEMBER 31ST
                                         ------------------------------------------------------------------------------------------
SUB-ACCOUNT                              2006   2005    2004     2003     2002     2001     2000     1999     1998    1997    1996
-----------                              ------------------------------------------------------------------------------------------
GOLDMAN SACHS MONEY MARKET FUND
Unit Value:
   Beginning of Period                          1.360   1.367    1.375    1.372    1.334    1.272    1.227    1.179   1.133   1.091
   End of Period                                1.378   1.360    1.367    1.375    1.372    1.334    1.272    1.227   1.179   1.133
   Units Outstanding at End of Period
      (in thousands)                           57,329  68,857   93,968  180,361  165,467  134,660  127,048   92,796  65,441  60,691

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
Unit Value:
   Beginning of Period                          2.968   2.537    1.842    2.383    2.444    2.321    1.878    1.672   1.484   1.383
   End of Period                                3.356   2.968    2.537    1.842    2.383    2.444    2.321    1.878   1.672   1.484
   Units Outstanding at End of Period
      (in thousands)                           25,913  32,585   39,218   57,017   64,079   74,845   62,949   54,789  43,733  24,257

GOLDMAN SACHS CAPITAL GROWTH FUND
Unit Value:
   Beginning of Period                          2.026   1.912    1.536    2.151    2.897    3.575    2.793    2.091   1.582   1.315
   End of Period                                2.145   2.026    1.912    1.536    2.151    2.897    3.575    2.793   2.091   1.582
   Units Outstanding at End of Period
      (in thousands)                           69,410  89,713  110,128   84,037  111,852  135,289  134,059  120,538  98,533  68,193

GOLDMAN SACHS INTERNATIONAL EQUITY FUND
Unit Value:
   Beginning of Period                          1.640   1.453    1.153    1.451    1.875    2.089    1.608    1.400   1.357   1.128
   End of Period                                1.817   1.640    1.453    1.153    1.451    1.875    2.089    1.608   1.400   1.357
   Units Outstanding at End of Period
      (in thousands)                           48,390  62,631   79,065   87,250  107,611  123,129  109,511  103,028  93,170  60,304

                                                                          YEAR ENDED DECEMBER 31ST
                                        ------------------------------------------------------------------------------------------
SUB-ACCOUNT                             2006   2005    2004     2003     2002     2001     2000     1999     1998    1997    1996
-----------                             ------------------------------------------------------------------------------------------
GOLDMAN SACHS CORE FIXED INCOME FUND
Unit Value:
   Beginning of Period                         1.730   1.687    1.656    1.553    1.459    1.340    1.371    1.301   1.208   1.186
   End of Period                               1.737   1.730    1.687    1.656    1.553    1.459    1.340    1.371   1.301   1.208
   Units Outstanding at End of Period
      (in thousands)                          73,642  86,702  111,942  118,921  127,566  114,184  110,437  102,171  72,394  58,751

GOLDMAN SACHS MID CAP VALUE FUND
Unit Value:
   Beginning of Period                         1.759   1.495    1.095    1.327    1.195    0.929    0.989    1.000     N/A     N/A
   End of Period                               1.859   1.759    1.495    1.095    1.327    1.195    0.929    0.989     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                          41,697  51,760   62,506   78,287   91,948   78,804   43,839   18,240     N/A     N/A

AIM V.I. CAPITAL APPRECIATION FUND
Unit Value:
   Beginning of Period                         0.686   0.622    0.622    0.653    0.896    1.000      N/A      N/A     N/A     N/A
   End of Period                               0.715   0.686    0.622    0.622    0.653    0.896      N/A      N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                          11,353  14,459   17,422   17,422   13,106    2,982      N/A      N/A     N/A     N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
   Beginning of Period                         0.648   0.628    0.509    0.699    0.915    1.000      N/A      N/A     N/A     N/A
   End of Period                               0.661   0.648    0.628    0.509    0.699    0.915      N/A      N/A     N/A     N/A
   Units Outstanding at End of Period
      (in thousands)                          16,926  20,414   23,608   24,811   18,589    2,625      N/A      N/A     N/A     N/A

                                                          YEAR ENDED DECEMBER 31ST
                                   -----------------------------------------------------------------------------
SUB-ACCOUNT                        2006    2005     2004     2003    2002    2001   2000   1999  1998  1997  1996
-----------                        -----------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND
Unit Value:
   Beginning of Period                     0.580    0.519    0.382   0.569   0.838  1.000  N/A   N/A   N/A   N/A
   End of Period                           0.634    0.580    0.519   0.382   0.569  0.838  N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)                7,974   10,597   12,607  13,272  10,159  1,664  N/A   N/A   N/A   N/A

AIM V.I. GLOBAL HEALTH CARE FUND
Unit Value:
   Beginning of Period                     0.885    0.834    0.662   0.889   1.031  1.000  N/A   N/A   N/A   N/A
   End of Period                           0.944    0.885    0.834   0.662   0.889  1.031  N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)                7,366    8,979   10,760  12,323   9,811  2,059  N/A   N/A   N/A   N/A

AIM V.I. CORE EQUITY FUND
Unit Value:
   Beginning of Period                     0.714    0.685    0.555   0.808   0.937  1.000  N/A   N/A   N/A   N/A
   End of Period                           0.744    0.714    0.685   0.555   0.808  0.937  N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)               15,631   18,766   23,728  27,915  25,862  2,405  N/A   N/A   N/A   N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
   Beginning of Period                     1.089    0.996    0.758   1.000     N/A    N/A  N/A   N/A   N/A   N/A
   End of Period                           1.132    1.089    0.996   0.758     N/A    N/A  N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)                7,824   10,386   10,164   7,356     N/A    N/A  N/A   N/A   N/A   N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
   Beginning of Period                     1.122    0.987    0.741   1.000     N/A    N/A  N/A   N/A   N/A   N/A
   End of Period                           1.208    1.122    0.987   0.741     N/A    N/A  N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)                1,073    1,483    1,329     284     N/A    N/A  N/A   N/A   N/A   N/A

                                                          YEAR ENDED DECEMBER 31ST
                                ---------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003    2002    2001   2000   1999  1998  1997  1996
-----------                     ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL
TECHNOLOGY PORTFOLIO
Unit Value:
   Beginning of Period                 0.995   0.961   0.678   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.017   0.995   0.961   0.678     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            1,247   1,498   1,778     364     N/A    N/A   N/A   N/A   N/A   N/A

ALLIANCEBERNSTEIN GROWTH AND
INCOME PORTFOLIO
Unit Value:
   Beginning of Period                 1.119   1.020   0.783   1.021   1.034  1.000   N/A   N/A   N/A   N/A
   End of Period                       1.154   1.119   1.020   0.783   1.021  1.034   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           49,056  58,892  70,116  78,109  49,134  3,477   N/A   N/A   N/A   N/A

ALLIANCEBERNSTEIN LARGE CAP
GROWTH PORTFOLIO
Unit Value:
   Beginning of Period                 0.786   0.736   0.605   0.887   1.000    N/A   N/A   N/A   N/A   N/A
   End of Period                       0.890   0.786   0.736   0.605   0.887    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            6,519   8,122  10,285  11,814   7,890    N/A   N/A   N/A   N/A   N/A

ALLIANCEBERNSTEIN SMALL/MID
CAP VALUE PORTFOLIO
Unit Value:
   Beginning of Period                 1.348   1.148   0.826   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.417   1.348   1.148   0.826     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            5,923   8,152   4,501   2,761     N/A    N/A   N/A   N/A   N/A   N/A

                                                         YEAR ENDED DECEMBER 31ST
                                --------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005   2004    2003    2002    2001    2000  1999  1998  1997  1996
-----------                     --------------------------------------------------------------------------
ALLIANCEBERNSTEIN VALUE
PORTFOLIO
Unit Value:
   Beginning of Period                1.191   1.066   0.841   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                      1.239   1.191   1.066   0.841     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           5,036   4,568   3,594   2,499     N/A    N/A   N/A   N/A   N/A   N/A

DWS VIT SMALL CAP INDEX VIP
Unit Value:
   Beginning of Period                1.299   1.119   0.775   0.990   0.984  1.000   N/A   N/A   N/A   N/A
   End of Period                      1.336   1.299   1.119   0.775   0.990  0.984   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           7,795   9,675  10,849   8,991   3,904     87   N/A   N/A   N/A   N/A

DWS DREMAN FINANCIAL
SERVICES VIP
Unit Value:
   Beginning of Period                1.307   1.184   0.937   1.039   1.107  1.000   N/A   N/A   N/A   N/A
   End of Period                      1.288   1.307   1.184   0.937   1.039  1.107   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           5,812   6,810   7,951   8,796   5,736    679   N/A   N/A   N/A   N/A

DWS TECHNOLOGY GROWTH VIP
Unit Value:
   Beginning of Period                0.447   0.445   0.308   0.484   0.727  1.000   N/A   N/A   N/A   N/A
   End of Period                      0.458   0.447   0.445   0.308   0.484  0.727   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           9,811  17,110  20,389  16,554  12,020  4,507   N/A   N/A   N/A   N/A

                                                                YEAR ENDED DECEMBER 31ST
                                ----------------------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003     2002     2001     2000     1999    1998    1997    1996
-----------                     ----------------------------------------------------------------------------------------
EATON VANCE VT FLOATING RATE-
INCOME FUND
Unit Value:
   Beginning of Period                 1.021   1.007   0.992    1.003    1.000      N/A      N/A     N/A     N/A     N/A
   End of Period                       1.046   1.021   1.007    0.992    1.003      N/A      N/A     N/A     N/A     N/A
   Units Outstanding at End of
      Period (in thousands)           19,427  19,489  18,378   21,100    8,027      N/A      N/A     N/A     N/A     N/A

EATON VANCE VT WORLDWIDE
HEALTH SCIENCES FUND
Unit Value:
   Beginning of Period                 1.067   1.019   0.795    1,149    1.000      N/A      N/A     N/A     N/A     N/A
   End of Period                       1.126   1.067   1.019    0.795    1.149      N/A      N/A     N/A     N/A     N/A
   Units Outstanding at End of
      Period (in thousands)            9,788  11,449  12,539   11,658    5,703      N/A      N/A     N/A     N/A     N/A

FIDELITY VIP CONTRAFUND(R)
PORTFOLIO
Unit Value:
   Beginning of Period                 1.077   0.946   0.747    0.836    0.966    1.000      N/A     N/A     N/A     N/A
   End of Period                       1.242   1.077   0.946    0.747    0.836    0.966      N/A     N/A     N/A     N/A
   Units Outstanding at End of
      Period (in thousands)           42,028  36,499  30,644   28,591   16,731    4,509      N/A     N/A     N/A     N/A

FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Unit Value:
   Beginning of Period                 2.269   2.063   1.605    1.961    2.092    1.957    1.867   1.696   1.342   1.191
   End of Period                       2.368   2.269   2.063    1.605    1.961    2.092    1.957   1.867   1.696   1.342
   Units Outstanding at End of
      Period (in thousands)           57,749  73,279  85,422  105,303  119,522  122,812  114,059  95,537  65,130  31,681

                                                                YEAR ENDED DECEMBER 31ST
                                --------------------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003    2002     2001     2000    1999    1998    1997    1996
-----------                     --------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
   Beginning of Period                 2.079   2.040   1.557   2,260    2,783    3.171   2.340   1.701   1.397   1.235
   End of Period                       2.169   2.079   2.040   1.557    2.260    2.783   3.171   2.340   1.701   1.397
   Units Outstanding at End of
      Period (in thousands)           40,830  52,885  62,334  74,649   95,897  111,920  90,071  63,055  45,772  24,745

FIDELITY VIP GROWTH &  INCOME
PORTFOLIO
Unit Value:
   Beginning of Period                 0.919   0.881   0.722   0.878    0.976    1.000     N/A     N/A     N/A     N/A
   End of Period                       0.975   0.919   0.881   0.722    0.878    0.976     N/A     N/A     N/A     N/A
   Units Outstanding at End of
      Period (in thousands)           11,245  13,053  15,016  14,260   14,337    1,485     N/A     N/A     N/A     N/A

FIDELITY VIP HIGH INCOME
PORTFOLIO
Unit Value:
   Beginning of Period                 1.324   1.225   0.977   0.957    1.100    1.439   1.350   1.430   1.233   1.096
   End of Period                       1.341   1.324   1.225   0.977    1.100    1.100   1.439   1.350   1.430   1.233
   Units Outstanding at End of
      Period (in thousands)           47,686  61,378  80,700  89,461  103,705   99,327  87,413  74,986  50,470  23,051

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
   Beginning of Period                 1.494   1.213   0.887   0.998    1.046    1.000     N/A     N/A     N/A     N/A
   End of Period                       1.743   1.494   1.213   0.887    0.998    1.046     N/A     N/A     N/A     N/A
   Units Outstanding at End of
      Period (in thousands)           32,957  33,168  34,214  35,732   19,368    2,914     N/A     N/A     N/A     N/A

                                                          YEAR ENDED DECEMBER 31ST
                                ---------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003    2002    2001    2000  1999  1998  1997  1996
-----------                     ---------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
   Beginning of Period                 1.304   1.162   0.749   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.317   1.304   1.162   0.749     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            3,587   4,838   5,165     885     N/A    N/A   N/A   N/A   N/A   N/A

FT VIP FRANKLIN LARGE CAP
GROWTH SECURITIES FUND
Unit Value:
   Beginning of Period                 1.091   1.026   0.819   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.088   1.091   1.026   0.819     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            4,331   4,510   3,150   1,070     N/A    N/A   N/A   N/A   N/A   N/A

FT VIP FRANKLIN SMALL CAP
VALUE SECURITIES FUND
Unit Value:
   Beginning of Period                 1.262   1.034   0.794   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.353   1.262   1.034   0.794     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            9,019   8,092   4,489   2,257     N/A    N/A   N/A   N/A   N/A   N/A

FT VIP FRANKLIN SMALL-MID CAP
GROWTH SECURITIES FUND
Unit Value:
   Beginning of Period                 0.753   0.686   0.507   0.720   0.862  1.000   N/A   N/A   N/A   N/A
   End of Period                       0.778   0.753   0.686   0.507   0.720  0.862   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           21,392  25,011  29,881  27,115  12,372  1,055   N/A   N/A   N/A   N/A

                                                          YEAR ENDED DECEMBER 31ST
                                ---------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003    2002    2001    2000  1999  1998  1997  1996
-----------                     ---------------------------------------------------------------------------
FT VIP MUTUAL SHARES
SECURITIES FUND
Unit Value:
   Beginning of Period                 1.335   1.202   0.974   1.121   1.062  1.000   N/A   N/A   N/A   N/A
   End of Period                       1.455   1.335   1.202   0.974   1.121  1.062   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           28,576  29,084  30,941   2,257  22,617  1,151   N/A   N/A   N/A   N/A

FT VIP TEMPLETON FOREIGN
SECURITIES FUND
Unit Value:
   Beginning of Period                 1.195   1.023   0.785   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.299   1.195   1.023   0.785     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           13,604  10,905   6,831   4,058     N/A    N/A   N/A   N/A   N/A   N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
   Beginning of Period                 0.805   0.731   0.600   0.778   0.914  1.000   N/A   N/A   N/A   N/A
   End of Period                       0.890   0.805   0.731   0.600   0.778  0.914   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           14,157  15,197  18,412  19,923  14,985  2,409   N/A   N/A   N/A   N/A

JANUS ASPEN INTERNATIONAL
GROWTH PORTFOLIO
Unit Value:
   Beginning of Period                 0.751   0.641   0.484   0.484   0.875  1.000   N/A   N/A   N/A   N/A
   End of Period                       0.977   0.751   0.641   0.484   0.641  0.875   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           15,571  13,033  15,184  18,862  15,184  3,263   N/A   N/A   N/A   N/A

                                                          YEAR ENDED DECEMBER 31ST
                                ---------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003    2002    2001    2000  1999  1998  1997  1996
-----------                     ---------------------------------------------------------------------------
JANUS ASPEN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
   Beginning of Period                 0.605   0.589   0.454   0.629   0.849  1.000   N/A   N/A   N/A   N/A
   End of Period                       0.620   0.605   0.589   0.454   0.629  0.849   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           18,834  22,842  26,135  30,199  16,948  3,332   N/A   N/A   N/A   N/A

JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Unit Value:
   Beginning of Period                 0.496   0.417   0.314   0.443   0.744  1.000   N/A   N/A   N/A   N/A
   End of Period                       0.548   0.496   0.417   0.314   0.443  0.744   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            7,017   7,398   8,603  10,681  12,347  1,707   N/A   N/A   N/A   N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
   Beginning of Period                 1.079   0.956   0.710   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.094   1.079   0.956   0.710     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            4,311   5,677   3,896   1,076     N/A    N/A   N/A   N/A   N/A   N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
   Beginning of Period                 1.029   0.983   0.747   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.066   1.029   0.983   0.747     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            1,585   2,084   1,800     644     N/A    N/A   N/A   N/A   N/A   N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
   Beginning of Period                 1.149   1.050   0.918   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.163   1.149   1.050   8,179     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           19,446  16,967  13,317   8,179     N/A    N/A   N/A   N/A   N/A   N/A

                                                          YEAR ENDED DECEMBER 31ST
                                ----------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003   2002  2001  2000  1999  1998  1997  1996
-----------                     ----------------------------------------------------------------------
MFS(R) UTILITIES SERIES
Unit Value:
   Beginning of Period                 1.432   1.119  0.837  1.000   N/A   N/A   N/A   N/A   N/A   N/A
   End of Period                       1.646   1.432  1.119  0.837   N/A   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            6,230   4,031  2,152    779   N/A   N/A   N/A   N/A   N/A   N/A

OPPENHEIMER BALANCED FUND/VA
Unit Value:
   Beginning of Period                 1.194   1.103  0.897  1.000   N/A   N/A   N/A   N/A   N/A   N/A
   End of Period                       1.220   1.194  1.103  0.897   N/A   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            4,512   3,299  2,025    616   N/A   N/A   N/A   N/A   N/A   N/A

OPPENHEIMER CAPITAL
APPRECIATION FUND/VA
Unit Value:
   Beginning of Period                 1.064   1.012  0.785  1.000   N/A   N/A   N/A   N/A   N/A   N/A
   End of Period                       1.100   1.064  1.012  0.785   N/A   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            8,402   6,220  4,649  2,037   N/A   N/A   N/A   N/A   N/A   N/A

OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
   Beginning of Period                 1.271   1.084  0.770  1.000   N/A   N/A   N/A   N/A   N/A   N/A
   End of Period                       1.430   1.271  1.084  0.770   N/A   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           15,317  11,880  7,050  3,478   N/A   N/A   N/A   N/A   N/A   N/A

                                                          YEAR ENDED DECEMBER 31ST
                                -------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003    2002    2001  2000  1999  1998  1997  1996
-----------                     -------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME
FUND/VA
Unit Value:
   Beginning of Period                 1.238   1.155   0.946   1.000    N/A   N/A   N/A   N/A   N/A   N/A
   End of Period                       1.246   1.238   1.155   0.946    N/A   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            8,044  10,199  10,871   6,429    N/A   N/A   N/A   N/A   N/A   N/A

OPPENHEIMER MAIN STREET
FUND/VA
Unit Value:
   Beginning of Period                 1.080   1.003   0.805   1.000    N/A   N/A   N/A   N/A   N/A   N/A
   End of Period                       1.126   1.080   1.003   0.805    N/A   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            4,771   5,221   4,518   3,011    N/A   N/A   N/A   N/A   N/A   N/A

PIONEER FUND VCT PORTFOLIO
Unit Value:
   Beginning of Period                 0.953   0.871   0.716   0.899  1.000   N/A   N/A   N/A   N/A   N/A
   End of Period                       0.995   0.953   0.871   0.716  0.899   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            9,219   9,507   8,096   8,671  3,277   N/A   N/A   N/A   N/A   N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
   Beginning of Period                 1.919   1.437   1.084   1.075  1.000   N/A   N/A   N/A   N/A   N/A
   End of Period                       2.173   1.919   1.437   1.084  3,475   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           10,741  11,633  11,433  12,231  3,475   N/A   N/A   N/A   N/A   N/A

                                                               YEAR ENDED DECEMBER 31ST
                                -----------------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003    2002    2001    2000    1999    1998    1997    1996
-----------                     -----------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL
STOCK PORTFOLIO
Unit Value:
   Beginning of Period                 1.328   1.184   0.920   1.142   1.488   1.837   1.398   1.223   1.203   1.065
   End of Period                       1.519   1.328   1.184   0.920   1.142   1.488   1.837   1.398   1.223   1.203
   Units Outstanding at End of
      Period (in thousands)           37,547  47,389  55,172  67,555  65,264  62,055  49,814  41,458  33,977  16,510

                                                                                                               4,066



                                                               YEAR ENDED DECEMBER 31ST
                                ------------------------------------------------------------------------------
SUB-ACCOUNT                     2006    2005     2004     2003    2002    2001    2000  1999  1998  1997  1996
-----------                     ------------------------------------------------------------------------------
GOLDMAN SACHS STRUCTURED U.S.
EQUITY FUND
Unit Value:
   Beginning of Period                  1.116    1.025    0.814   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                        1.166    1.116    1.025   0.814     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End
      of Period (in thousands)          2,130    2,384    2,557   2,155     N/A    N/A   N/A   N/A   N/A   N/A

GOLDMAN SACHS EQUITY INDEX
FUND
Unit Value:
   Beginning of Period                  0.855    0.786    0.623   0.813   0.937  1.000   N/A   N/A   N/A   N/A
   End of Period                        0.880    0.855    0.786   0.623   0.813  0.937   N/A   N/A   N/A   N/A
   Units Outstanding at End
      of Period (in thousands)        146,147  183,137  213,299  35,464  16,661  1,156   N/A   N/A   N/A   N/A

GOLDMAN SACHS GOVERNMENT
INCOME FUND
Unit Value:
   Beginning of Period                  1.078    1.071    1.068   1.000     N/A    N/A   N/A   N/A   N/A   N/A

   End of Period                        1.080    1.078    1.071   1.068     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End
      of Period (in thousands)         18,132   21,211   38,456  57,149     N/A    N/A   N/A   N/A   N/A   N/A

                                                                  YEAR ENDED DECEMBER 31ST
                                ------------------------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004     2003     2002     2001     2000     1999     1998    1997    1996
-----------                     ------------------------------------------------------------------------------------------
GOLDMAN SACHS MONEY MARKET
FUND
Unit Value:
   Beginning of Period                 1.360   1.367    1.375    1.372    1.334    1.272    1.227    1.179   1.133   1.091
   End of Period                       1.378   1.360    1.367    1.375    1.372    1.334    1.272    1.227   1.179   1.133
   Units Outstanding at End
      of Period (in thousands)        57,329  68,857   93,968  180,361  165,467  134,660  127,048   92,796  65,441  60,691

GOLDMAN SACHS GROWTH
OPPORTUNITIES FUND
Unit Value:
   Beginning of Period                 2.968   2.537    1.842    2.383    2.444    2.321    1.878    1.672   1.484   1.383
   End of Period                       3.356   2.968    2.537    1.842    2.383    2.444    2.321    1.878   1.672   1.484
   Units Outstanding at End
      of Period (in thousands)        25,913  32,585   39,218   57,017   64,079   74,845   62,949   54,789  43,733  24,257

GOLDMAN SACHS CAPITAL GROWTH
FUND
Unit Value:
   Beginning of Period                 2.026   1.912    1.536    2.151    2.897    3.575    2.793    2.091   1.582   1.315
   End of Period                       2.145   2.026    1.912    1.536    2.151    2.897    3.575    2.793   2.091   1.582
   Units Outstanding at End
      of Period (in thousands)        69,410  89,713  110,128   84,037  111,852  135,289  134,059  120,538  98,533  68,193

GOLDMAN SACHS INTERNATIONAL
EQUITY FUND
Unit Value:
   Beginning of Period                 1.640   1.453    1.153    1.451    1.875    2.089    1.608    1.400   1.357   1.128
   End of Period                       1.817   1.640    1.453    1.153    1.451    1.875    2.089    1.608   1.400   1.357
   Units Outstanding at End
      of Period (in thousands)        48,390  62,631   79,065   87,250  107,611  123,129  109,511  103,028  93,170  60,304

                                                                  YEAR ENDED DECEMBER 31ST
                                ------------------------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004     2003     2002     2001     2000     1999     1998    1997    1996
-----------                     ------------------------------------------------------------------------------------------
GOLDMAN SACHS CORE FIXED
INCOME FUND
Unit Value:
   Beginning of Period                 1.730   1.687    1.656    1.553    1.459    1.340    1.371    1.301   1.208   1.186
   End of Period                       1.737   1.730    1.687    1.656    1.553    1.459    1.340    1.371   1.301   1.208
   Units Outstanding at End
      of Period (in thousands)        73,642  86,702  111,942  118,921  127,566  114,184  110,437  102,171  72,394  58,751

GOLDMAN SACHS MID CAP VALUE
FUND
Unit Value:
   Beginning of Period                 1.759   1.495    1.095    1.327    1.195    0.929    0.989    1.000     N/A     N/A
   End of Period                       1.859   1.759    1.495    1.095    1.327    1.195    0.929    0.989     N/A     N/A
   Units Outstanding at End
      of Period (in thousands)        41,697  51,760   62,506   78,287   91,948   78,804   43,839   18,240     N/A     N/A

AIM V.I. CAPITAL APPRECIATION
FUND
Unit Value:
   Beginning of Period                 0.686   0.622    0.622    0.653    0.896    1.000      N/A      N/A     N/A     N/A
   End of Period                       0.715   0.686    0.622    0.622    0.653    0.896      N/A      N/A     N/A     N/A
   Units Outstanding at End
      of Period (in thousands)        11,353  14,459   17,422   17,422   13,106    2,982      N/A      N/A     N/A     N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
   Beginning of Period                 0.648   0.628    0.509    0.699    0.915    1.000      N/A      N/A     N/A     N/A
   End of Period                       0.661   0.648    0.628    0.509    0.699    0.915      N/A      N/A     N/A     N/A
   Units Outstanding at End
      of Period (in thousands)        16,926  20,414   23,608   24,811   18,589    2,625      N/A      N/A     N/A     N/A

                                                          YEAR ENDED DECEMBER 31ST
                                ---------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003    2002    2001    2000  1999  1998  1997  1996
-----------                     ---------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND
Unit Value:
   Beginning of Period                 0.580   0.519   0.382   0.569   0.838  1.000   N/A   N/A   N/A   N/A
   End of Period                       0.634   0.580   0.519   0.382   0.569  0.838   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            7,974  10,597  12,607  13,272  10,159  1,664   N/A   N/A   N/A   N/A

AIM V.I. GLOBAL HEALTH CARE
FUND
Unit Value:
   Beginning of Period                 0.885   0.834   0.662   0.889   1.031  1.000   N/A   N/A   N/A   N/A
   End of Period                       0.944   0.885   0.834   0.662   0.889  1.031   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            7,366   8,979  10,760  12,323   9,811  2,059   N/A   N/A   N/A   N/A

AIM V.I. CORE EQUITY FUND
Unit Value:
   Beginning of Period                 0.714   0.685   0.555   0.808   0.937  1.000   N/A   N/A   N/A   N/A
   End of Period                       0.744   0.714   0.685   0.555   0.808  0.937   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           15,631  18,766  23,728  27,915  25,862  2,405   N/A   N/A   N/A   N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
   Beginning of Period                 1.089   0.996   0.758   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.132   1.089   0.996   0.758     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            7,824  10,386  10,164   7,356     N/A    N/A   N/A   N/A   N/A   N/A

AIM V.I. CAPITAL DEVELOPMENT
FUND
Unit Value:
   Beginning of Period                 1.122   0.987   0.741   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.208   1.122   0.987   0.741     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            1,073   1,483   1,329     284     N/A    N/A   N/A   N/A   N/A   N/A

                                                          YEAR ENDED DECEMBER 31ST
                                ---------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003    2002    2001    2000  1999  1998  1997  1996
-----------                     ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN GLOBAL
TECHNOLOGY PORTFOLIO
Unit Value:
   Beginning of Period                 0.995   0.961   0.678   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.017   0.995   0.961   0.678     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            1,247   1,498   1,778     364     N/A    N/A   N/A   N/A   N/A   N/A

ALLIANCEBERNSTEIN GROWTH AND
INCOME PORTFOLIO
Unit Value:
   Beginning of Period                 1.119   1.020   0.783   1.021   1.034  1.000   N/A   N/A   N/A   N/A
   End of Period                       1.154   1.119   1.020   0.783   1.021  1.034   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           49,056  58,892  70,116  78,109  49,134  3,477   N/A   N/A   N/A   N/A

ALLIANCEBERNSTEIN LARGE CAP
GROWTH PORTFOLIO
Unit Value:
   Beginning of Period                 0.786   0.736   0.605   0.887   1.000    N/A   N/A   N/A   N/A   N/A
   End of Period                       0.890   0.786   0.736   0.605   0.887    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            6,519   8,122  10,285  11,814   7,890    N/A   N/A   N/A   N/A   N/A

ALLIANCEBERNSTEIN SMALL/MID
CAP VALUE PORTFOLIO
Unit Value:
   Beginning of Period                 1.348   1.148   0.826   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.417   1.348   1.148   0.826     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            5,923   8,152   4,501   2,761     N/A    N/A   N/A   N/A   N/A   N/A

                                                          YEAR ENDED DECEMBER 31ST
                                --------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005   2004    2003    2002    2001    2000  1999  1998  1997  1996
-----------                     --------------------------------------------------------------------------
ALLIANCEBERNSTEIN VALUE
PORTFOLIO
Unit Value:
   Beginning of Period                1.191   1.066   0.841   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                      1.239   1.191   1.066   0.841     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           5,036   4,568   3,594   2,499     N/A    N/A   N/A   N/A   N/A   N/A

DWS VIT SMALL CAP INDEX VIP
Unit Value:
   Beginning of Period                1.299   1.119   0.775   0.990   0.984  1.000   N/A   N/A   N/A   N/A
   End of Period                      1.336   1.299   1.119   0.775   0.990  0.984   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           7,795   9,675  10,849   8,991   3,904     87   N/A   N/A   N/A   N/A

DWS DREMAN FINANCIAL SERVICES
VIP
Unit Value:
   Beginning of Period                1.307   1.184   0.937   1.039   1.107  1.000   N/A   N/A   N/A   N/A
   End of Period                      1.288   1.307   1.184   0.937   1.039  1.107   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           5,812   6,810   7,951   8,796   5,736    679   N/A   N/A   N/A   N/A

DWS TECHNOLOGY GROWTH VIP
Unit Value:
   Beginning of Period                0.447   0.445   0.308   0.484   0.727  1.000   N/A   N/A   N/A   N/A
   End of Period                      0.458   0.447   0.445   0.308   0.484  0.727   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           9,811  17,110  20,389  16,554  12,020  4,507   N/A   N/A   N/A   N/A

                                                          YEAR ENDED DECEMBER 31ST
                                ----------------------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003     2002     2001     2000     1999    1998    1997    1996
-----------                     ----------------------------------------------------------------------------------------
EATON VANCE VT FLOATING
RATE-INCOME FUND
Unit Value:
   Beginning of Period                 1.021   1.007   0.992    1.003    1.000      N/A      N/A     N/A     N/A     N/A
   End of Period                       1.046   1.021   1.007    0.992    1.003      N/A      N/A     N/A     N/A     N/A
   Units Outstanding at End of
      Period (in thousands)           19,427  19,489  18,378   21,100    8,027      N/A      N/A     N/A     N/A     N/A

EATON VANCE VT WORLDWIDE
HEALTH SCIENCES FUND
Unit Value:
   Beginning of Period                 1.067   1.019   0.795    1,149    1.000      N/A      N/A     N/A     N/A     N/A
   End of Period                       1.126   1.067   1.019    0.795    1.149      N/A      N/A     N/A     N/A     N/A
   Units Outstanding at End of
      Period (in thousands)            9,788  11,449  12,539   11,658    5,703      N/A      N/A     N/A     N/A     N/A

FIDELITY VIP CONTRAFUND(R)
PORTFOLIO
Unit Value:
   Beginning of Period                 1.077   0.946   0.747    0.836    0.966    1.000      N/A     N/A     N/A     N/A
   End of Period                       1.242   1.077   0.946    0.747    0.836    0.966      N/A     N/A     N/A     N/A
   Units Outstanding at End of
      Period (in thousands)           42,028  36,499  30,644   28,591   16,731    4,509      N/A     N/A     N/A     N/A

FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Unit Value:
   Beginning of Period                 2.269   2.063   1.605    1.961    2.092    1.957    1.867   1.696   1.342   1.191
   End of Period                       2.368   2.269   2.063    1.605    1.961    2.092    1.957   1.867   1.696   1.342
   Units Outstanding at End of
      Period (in thousands)           57,749  73,279  85,422  105,303  119,522  122,812  114,059  95,537  65,130  31,681

                                                               YEAR ENDED DECEMBER 31ST
                                --------------------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003    2002     2001     2000    1999    1998    1997    1996
-----------                     --------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
   Beginning of Period                 2.079   2.040   1.557   2,260    2,783    3.171   2.340   1.701   1.397   1.235
   End of Period                       2.169   2.079   2.040   1.557    2.260    2.783   3.171   2.340   1.701   1.397
   Units Outstanding at End of
      Period (in thousands)           40,830  52,885  62,334  74,649   95,897  111,920  90,071  63,055  45,772  24,745

FIDELITY VIP GROWTH &
INCOME PORTFOLIO
Unit Value:
   Beginning of Period                 0.919   0.881   0.722   0.878    0.976    1.000     N/A     N/A     N/A     N/A
   End of Period                       0.975   0.919   0.881   0.722    0.878    0.976     N/A     N/A     N/A     N/A
   Units Outstanding at End of
      Period (in thousands)           11,245  13,053  15,016  14,260   14,337    1,485     N/A     N/A     N/A     N/A

FIDELITY VIP HIGH INCOME
PORTFOLIO
Unit Value:
   Beginning of Period                 1.324   1.225   0.977   0.957    1.100    1.439   1.350   1.430   1.233   1.096
   End of Period                       1.341   1.324   1.225   0.977    1.100    1.100   1.439   1.350   1.430   1.233
   Units Outstanding at End of
      Period (in thousands)           47,686  61,378  80,700  89,461  103,705   99,327  87,413  74,986  50,470  23,051

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
   Beginning of Period                 1.494   1.213   0.887   0.998    1.046    1.000     N/A     N/A     N/A     N/A
   End of Period                       1.743   1.494   1.213   0.887    0.998    1.046     N/A     N/A     N/A     N/A
   Units Outstanding at End of
      Period (in thousands)           32,957  33,168  34,214  35,732   19,368    2,914     N/A     N/A     N/A     N/A

                                                         YEAR ENDED DECEMBER 31ST
                                ---------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003    2002    2001    2000  1999  1998  1997  1996
-----------                     ---------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
   Beginning of Period                 1.304   1.162   0.749   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.317   1.304   1.162   0.749     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            3,587   4,838   5,165     885     N/A    N/A   N/A   N/A   N/A   N/A

FT VIP FRANKLIN LARGE CAP
GROWTH SECURITIES FUND
Unit Value:
   Beginning of Period                 1.091   1.026   0.819   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.088   1.091   1.026   0.819     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            4,331   4,510   3,150   1,070     N/A    N/A   N/A   N/A   N/A   N/A

FT VIP FRANKLIN SMALL CAP
VALUE SECURITIES FUND
Unit Value:
   Beginning of Period                 1.262   1.034   0.794   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.353   1.262   1.034   0.794     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            9,019   8,092   4,489   2,257     N/A    N/A   N/A   N/A   N/A   N/A

FT VIP FRANKLIN SMALL-MID CAP
GROWTH SECURITIES FUND
Unit Value:
   Beginning of Period                 0.753   0.686   0.507   0.720   0.862  1.000   N/A   N/A   N/A   N/A
   End of Period                       0.778   0.753   0.686   0.507   0.720  0.862   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           21,392  25,011  29,881  27,115  12,372  1,055   N/A   N/A   N/A   N/A

                                                         YEAR ENDED DECEMBER 31ST
                                ---------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003    2002    2001    2000  1999  1998  1997  1996
-----------                     ---------------------------------------------------------------------------
FT VIP MUTUAL SHARES
SECURITIES  FUND
Unit Value:
   Beginning of Period                 1.335   1.202   0.974   1.121   1.062  1.000   N/A   N/A   N/A   N/A
   End of Period                       1.455   1.335   1.202   0.974   1.121  1.062   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           28,576  29,084  30,941   2,257  22,617  1,151   N/A   N/A   N/A   N/A

FT VIP TEMPLETON FOREIGN
SECURITIES FUND
Unit Value:
   Beginning of Period                 1.195   1.023   0.785   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.299   1.195   1.023   0.785     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           13,604  10,905   6,831   4,058     N/A    N/A   N/A   N/A   N/A   N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
   Beginning of Period                 0.805   0.731   0.600   0.778   0.914  1.000   N/A   N/A   N/A   N/A
   End of Period                       0.890   0.805   0.731   0.600   0.778  0.914   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           14,157  15,197  18,412  19,923  14,985  2,409   N/A   N/A   N/A   N/A

JANUS ASPEN INTERNATIONAL
GROWTH PORTFOLIO
Unit Value:
   Beginning of Period                 0.751   0.641   0.484   0.484   0.875  1.000   N/A   N/A   N/A   N/A
   End of Period                       0.977   0.751   0.641   0.484   0.641  0.875   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           15,571  13,033  15,184  18,862  15,184  3,263   N/A   N/A   N/A   N/A

                                                         YEAR ENDED DECEMBER 31ST
                                ---------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003    2002    2001    2000  1999  1998  1997  1996
-----------                     ---------------------------------------------------------------------------
JANUS ASPEN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
   Beginning of Period                 0.605   0.589   0.454   0.629   0.849  1.000   N/A   N/A   N/A   N/A
   End of Period                       0.620   0.605   0.589   0.454   0.629  0.849   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           18,834  22,842  26,135  30,199  16,948  3,332   N/A   N/A   N/A   N/A

JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Unit Value:
   Beginning of Period                 0.496   0.417   0.314   0.443   0.744  1.000   N/A   N/A   N/A   N/A
   End of Period                       0.548   0.496   0.417   0.314   0.443  0.744   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            7,017   7,398   8,603  10,681  12,347  1,707   N/A   N/A   N/A   N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
   Beginning of Period                 1.079   0.956   0.710   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.094   1.079   0.956   0.710     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            4,311   5,677   3,896   1,076     N/A    N/A   N/A   N/A   N/A   N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
   Beginning of Period                 1.029   0.983   0.747   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.066   1.029   0.983   0.747     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            1,585   2,084   1,800     644     N/A    N/A   N/A   N/A   N/A   N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
   Beginning of Period                 1.149   1.050   0.918   1.000     N/A    N/A   N/A   N/A   N/A   N/A
   End of Period                       1.163   1.149   1.050   8,179     N/A    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           19,446  16,967  13,317   8,179     N/A    N/A   N/A   N/A   N/A   N/A

                                                          YEAR ENDED DECEMBER 31ST
                                ----------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003   2002  2001  2000  1999  1998  1997  1996
-----------                     ----------------------------------------------------------------------
MFS(R) UTILITIES SERIES
Unit Value:
   Beginning of Period                 1.432   1.119  0.837  1.000   N/A   N/A   N/A   N/A   N/A   N/A
   End of Period                       1.646   1.432  1.119  0.837   N/A   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            6,230   4,031  2,152    779   N/A   N/A   N/A   N/A   N/A   N/A

OPPENHEIMER BALANCED FUND/VA
Unit Value:
   Beginning of Period                 1.194   1.103  0.897  1.000   N/A   N/A   N/A   N/A   N/A   N/A
   End of Period                       1.220   1.194  1.103  0.897   N/A   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            4,512   3,299  2,025    616   N/A   N/A   N/A   N/A   N/A   N/A

OPPENHEIMER CAPITAL
APPRECIATION FUND/VA
Unit Value:
   Beginning of Period                 1.064   1.012  0.785  1.000   N/A   N/A   N/A   N/A   N/A   N/A
   End of Period                       1.100   1.064  1.012  0.785   N/A   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            8,402   6,220  4,649  2,037   N/A   N/A   N/A   N/A   N/A   N/A

OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
   Beginning of Period                 1.271   1.084  0.770  1.000   N/A   N/A   N/A   N/A   N/A   N/A
   End of Period                       1.430   1.271  1.084  0.770   N/A   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           15,317  11,880  7,050  3,478   N/A   N/A   N/A   N/A   N/A   N/A

                                                           YEAR ENDED DECEMBER 31ST
                                -------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003    2002    2001  2000  1999  1998  1997  1996
-----------                     -------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME
FUND/VA
Unit Value:
   Beginning of Period                 1.238   1.155   0.946   1.000    N/A   N/A   N/A   N/A   N/A   N/A
   End of Period                       1.246   1.238   1.155   0.946    N/A   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            8,044  10,199  10,871   6,429    N/A   N/A   N/A   N/A   N/A   N/A

OPPENHEIMER MAIN STREET
FUND/VA
Unit Value:
   Beginning of Period                 1.080   1.003   0.805   1.000    N/A   N/A   N/A   N/A   N/A   N/A
   End of Period                       1.126   1.080   1.003   0.805    N/A   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            4,771   5,221   4,518   3,011    N/A   N/A   N/A   N/A   N/A   N/A

PIONEER FUND VCT PORTFOLIO
Unit Value:
   Beginning of Period                 0.953   0.871   0.716   0.899  1.000   N/A   N/A   N/A   N/A   N/A
   End of Period                       0.995   0.953   0.871   0.716  0.899   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)            9,219   9,507   8,096   8,671  3,277   N/A   N/A   N/A   N/A   N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
   Beginning of Period                 1.919   1.437   1.084   1.075  1.000   N/A   N/A   N/A   N/A   N/A
   End of Period                       2.173   1.919   1.437   1.084  3,475   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)           10,741  11,633  11,433  12,231  3,475   N/A   N/A   N/A   N/A   N/A

                                                                YEAR ENDED DECEMBER 31ST
                                ------------------------------------------------------------------------------------
SUB-ACCOUNT                     2006   2005    2004    2003    2002    2001    2000    1999    1998    1997    1996
-----------                     ------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL
STOCK PORTFOLIO
Unit Value:
   Beginning of Period                 1.328   1.184   0.920   1.142   1.488   1.837   1.398   1.223   1.203   1.065
   End of Period                       1.519   1.328   1.184   0.920   1.142   1.488   1.837   1.398   1.223   1.203
   Units Outstanding at End of
      Period (in thousands)           37,547  47,389  55,172  67,555  65,264  62,055  49,814  41,458  33,977  16,510

                                                                                                               4,066

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH

                                 SUB-ACCOUNTS OF


                  COMMONWEALTH ANNUITY SELECT SEPARATE ACCOUNT

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE COMMONWEALTH ANNUITY SELECT RESOURCE I AND II PROSPECTUS OF COMMONWEALTH ANNUITY SELECT SEPARATE ACCOUNT DATED MAY 1, 2007 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-366-1492.

                                DATED MAY 1, 2007


Select Resource I & II

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                 4

SERVICES                                                                       4

UNDERWRITERS                                                                   5

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                     6

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                    7

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER         8

PERFORMANCE INFORMATION                                                       10

FINANCIAL STATEMENTS                                                         F-1

                         GENERAL INFORMATION AND HISTORY


Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004. The Company's principal office (the "Principal Office") was relocated to 132 Turnpike Road, Southborough, MA 01772, telephone 508-460-22400.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2006, the Company and its subsidiaries had over $XX billion in assets and over $XX billion of life insurance in force.

Commonwealth Annuity Select Separate Account (the "Variable Account") is a separate investment account of Commonwealth Annuity and Life Insurance Company (the "Company") authorized by vote of its Board of Directors on March 5, 1992.


Several Sub-Accounts of the Variable Account are available under the Commonwealth Annuity Select Resource I and II contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds:

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
Goldman Sachs Capital Growth Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Equity Index Fund
Goldman Sachs Government Income Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs International Equity Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Money Market Fund
Goldman Sachs Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Blue Chip Fund
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund
AIM V.I. Dynamics Fund
AIM V.I. Global Health Care Fund

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein Global Technology Portfolio
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Small/Mid Cap Value Portfolio
AllianceBernstein Value Portfolio

DWS SCUDDER INVESTMENT VIT FUNDS
DWS VIT Small Cap Index VIP

DWS VARIABLE SERIES II
DWS Dreman Financial Services VIP
DWS Technology Growth VIP

EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Worldwide Health Sciences Fund

                          (CONTINUES ON THE NEXT PAGE)

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Mid Cap Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen International Growth Portfolio
Janus Aspen Large Cap Growth Portfolio
Janus Aspen Mid Cap Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth SerieS
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Fund VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS


CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

MAIL ROOM AND ADMINISTRATIVE SERVICES. Goldman Sachs and the Company have retained Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place, Topeka, Kansas, 66636.

[EXPERTS. The financial statements of the Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the financial statements of the Commonwealth Annuity Select Separate Account of the Company as of December 31, 2006 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.]

The financial statements of the Company are to be filed by post effective amendment and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

OTHER SERVICE ARRANGEMENTS

We may enter into certain arrangements under which we (or our affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of the compensation usually is based on the aggregate net asset value of assets held in the separate accounts of the Company that are invested in an underlying fund. The amounts we receive under these arrangements currently range from 0.10% to 0.40%.

                                  UNDERWRITERS


Effective January 1, 2007, Security Distributors, Inc., a corporation organized and existing under the laws of the State of Kansas ("SDI" or "UNDERWRITER"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), replaced VeraVest Investments, Inc. ("VeraVest," formerly Allmerica Investments, Inc.) as principal underwriter and general distributor for the Contracts. SDI now serves as principal underwriter and general distributor for the Policy pursuant to a contract with the Company and the Variable Account. Security Distributors, Inc. is located at One Security Benefit Place, Topeka, Kansas 66636. The Policies were sold by agents of the Company who were registered representatives of VeraVest or of certain independent broker-dealers which are members of the NASD. The Company has effectively ceased issuing new Policies.


The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1.0% of the Contract's Accumulated Value.

To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


VeraVest Investments, Inc. ("VeraVest," formerly Allmerica Investments, Inc.) served as principal underwriter and general distributor for the Policy pursuant to a contract with the Company and the Variable Account until December 31, 2006. The aggregate amounts of commissions paid to VeraVest Investments, Inc. for sales of all contracts funded by Commonwealth Annuity Select Separate Account (including contracts not described in the Prospectus) for the years 2004, 2005 and 2006 were $118,807.96, $35229.07, and $[XXX,XXX.XX].

No commissions were retained by VeraVest Investments, Inc. for sales of all contracts funded by Commonwealth Annuity Select Separate Account (including contracts not described in the Prospectus) for the years 2004, 2005 and 2006. VeraVest is located at 440 Lincoln Street, Worcester, Massachusetts 01653.


           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period             $ 1.135000

(2)  Value of Assets -- Beginning of Valuation Period                 $5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses    $    1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3)
     divided by (2)                                                     0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum)              0.000039

(6)  Net Investment Rate (4) - (5)                                      0.000296

(7)  Net Investment Factor 1.000000 + (6)                               1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)              $ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is

$6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

          - must be new payments to the Contract, including the initial payment,

          - must be allocated to the Fixed Account, which will be the source account,

          - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

          -    will receive the enhanced rate while they remain in the Fixed
               Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

          - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

          - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

          - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

     (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment if applicable and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided in "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS" under DESCRIPTION OF THE CONTRACT in the Prospectus.

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" (see THE VARIABLE ANNUITY POLICIES).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With 120 Monthly Payments Guaranteed. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                               MINIMUM
  CONTRACT       MINIMUM     GUARANTEED
ANNIVERSARY    GUARANTEED      ANNUAL
AT EXERCISE   BENEFIT BASE    INCOME(1)
-----------   ------------   ----------
     10         $162,889      $12,153
     15         $207,892      $17,695

(1) Other fixed annuity options involving a life contingency other than Life Annuity With 120 Monthly Payments Guaranteed are available. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission ("SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

     P(1 + T) (TO THE POWER OF n) = ERV

     Where:                     P = a hypothetical initial payment to the
                                    Variable Account of $1,000

                                T = average annual total return

                                n = number of years

                              ERV = the ending redeemable value of the $1,000
                                    payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

         YEARS FROM DATE OF PAYMENT TO   CHARGE AS PERCENTAGE OF NEW
              DATE OF WITHDRAWAL         PURCHASE PAYMENTS WITHDRAWN
         -----------------------------   ---------------------------
                     0 - 1                           6.5%
                       2                             6.0%
                       3                             5.0%
                       4                             4.0%
                       5                             3.0%
                       6                             2.0%
                       7                             1.0%
                  More than 7                        0.0%

*    Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

     P(1 + T) (TO THE POWER OF n) =  EV

     Where:                    P  =  a hypothetical initial payment to the
                                     Variable Account of $1,000

                               T  =  average annual total return

                               n  =  number of years

                              EV  =  the ending value of the $1,000 payment at
                                     the end of the specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any rider charge. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                               PERFORMANCE TABLES

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT

                      FOR PERIODS ENDING DECEMBER 31, 2006

                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                        FOR YEAR                 SINCE
                                                         SUB-ACCOUNT      ENDED              INCEPTION OF
                                                       INCEPTION DATE   12/31/06   5 YEARS    SUB-ACCOUNT
                                                       --------------   --------   -------   ------------
Goldman Sachs Capital Growth Fund                            N/A
Goldman Sachs Core Fixed Income Fund                         N/A
Goldman Sachs Equity Index Fund                              N/A
Goldman Sachs Government Income Fund                         N/A
Goldman Sachs Growth Opportunities Fund                      N/A
Goldman Sachs International Equity Fund                      N/A
Goldman Sachs Mid Cap Value Fund                             N/A
Goldman Sachs Money Market Fund                              N/A
Goldman Sachs Structured U.S. Equity Fund                    N/A
AIM V.I. Blue Chip Fund                                    10/6/00
AIM V.I. Capital Appreciation Fund                         10/6/00
AIM V.I. Core Equity Fund                                  10/6/00
AIM V.I. Global Health Care Fund                           10/6/00
AIM V.I. Basic Value Fund                                  10/6/00
AIM V.I. Capital Development Fund                          5/1/02
AllianceBernstein Global Technology Portfolio              5/1/02
AllianceBernstein Growth and Income Portfolio              5/1/02
AllianceBernstein Large Cap Growth Portfolio               10/6/00
AllianceBernstein Small/Mid Cap Value Portfolio            2/23/01
AllianceBernstein Value Portfolio                          5/1/02
DWS Small Cap Index VIP                                    5/1/02
DWS Dreman Financial Services VIP                          10/6/00
DWS Technology Growth VIP                                  10/6/00
Eaton Vance VT Floating-Rate Income Fund                   10/6/00
Eaton Vance VT Worldwide Health Sciences Fund              5/1/01
Fidelity VIP Contrafund(R) Portfolio                       5/1/01
Fidelity VIP Equity-Income Portfolio                       10/6/00
Fidelity VIP Growth Portfolio                              5/1/95
Fidelity VIP Growth & Income Portfolio                     5/1/95
Fidelity VIP High Income Portfolio                         10/6/00
Fidelity VIP Mid Cap Portfolio                             5/1/95
Fidelity VIP Value Strategies Portfolio                    10/6/00
FT VIP Franklin Large Cap Growth Securities Fund           5/1/02
FT VIP Franklin Small Cap Value Securities Fund            5/1/02
FT VIP Franklin Small-Mid Cap Growth Securities Fund       5/1/02
FT VIP Mutual Shares Securities Fund                       10/6/00
FT VIP Templeton Foreign Securities Fund                   10/6/00
Janus Aspen Growth and Income Portfolio                    5/1/02
Janus Aspen International Growth Portfolio                 10/6/00
Janus Aspen Large Cap Growth Portfolio                     10/6/00
Janus Aspen Mid Cap Growth Portfolio                       10/6/00
MFS(R) Mid Cap Growth Series                               10/6/00

                                                                        FOR YEAR                 SINCE
                                                         SUB-ACCOUNT      ENDED              INCEPTION OF
                                                       INCEPTION DATE   12/31/06   5 YEARS    SUB-ACCOUNT
                                                       --------------   --------   -------   ------------
MFS(R) New Discovery Series                                 5/1/02
MFS(R) Total Return Series                                  5/1/02
MFS(R) Utilities Series                                     5/1/02
Oppenheimer Balanced Fund/VA                                5/1/02
Oppenheimer Capital Appreciation Fund/VA                    5/1/02
Oppenheimer Global Securities Fund/VA                       5/1/02
Oppenheimer High Income Fund/VA                             5/1/02
Oppenheimer Main Street Fund/VA                             5/1/02
Pioneer Fund VCT Portfolio                                  5/1/02
Pioneer Real Estate Shares VCT Portfolio                    5/1/01
T. Rowe Price International Stock Portfolio                 5/1/01

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2006

                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                        FOR YEAR                 SINCE
                                                         SUB-ACCOUNT      ENDED              INCEPTION OF
                                                       INCEPTION DATE   12/31/06   5 YEARS    SUB-ACCOUNT
                                                       --------------   --------   -------   ------------
Goldman Sachs Capital Growth Fund                            N/A
Goldman Sachs Core Fixed Income Fund                         N/A
Goldman Sachs Equity Index Fund                              N/A
Goldman Sachs Government Income Fund                         N/A
Goldman Sachs Growth Opportunities Fund                      N/A
Goldman Sachs International Equity Fund                      N/A
Goldman Sachs Mid Cap Value Fund                             N/A
Goldman Sachs Money Market Fund                              N/A
Goldman Sachs Structured U.S. Equity Fund                    N/A
AIM V.I. Blue Chip Fund                                    10/6/00
AIM V.I. Capital Appreciation Fund                         10/6/00
AIM V.I. Core Equity Fund                                  10/6/00
AIM V.I. Global Health Care Fund                           10/6/00
AIM V.I. Basic Value Fund                                  10/6/00
AIM V.I. Capital Development Fund                          5/1/02
AllianceBernstein Global Technology Portfolio              5/1/02
AllianceBernstein Growth and Income Portfolio              5/1/02
AllianceBernstein Large Cap Growth Portfolio               10/6/00
AllianceBernstein Small/Mid Cap Value Portfolio            2/23/01
AllianceBernstein Value Portfolio                          5/1/02
DWS Small Cap Index VIP                                    5/1/02
DWS Dreman Financial Services VIP                          10/6/00
DWS Technology Growth VIP                                  10/6/00
Eaton Vance VT Floating-Rate Income Fund                   10/6/00
Eaton Vance VT Worldwide Health Sciences Fund              5/1/01
Fidelity VIP Contrafund(R) Portfolio                       5/1/01
Fidelity VIP Equity-Income Portfolio                       10/6/00
Fidelity VIP Growth Portfolio                              5/1/95
Fidelity VIP Growth & Income Portfolio                     5/1/95
Fidelity VIP High Income Portfolio                         10/6/00
Fidelity VIP Mid Cap Portfolio                             5/1/95
Fidelity VIP Value Strategies Portfolio                    10/6/00
FT VIP Franklin Large Cap Growth Securities Fund           5/1/02
FT VIP Franklin Small Cap Value Securities Fund            5/1/02
FT VIP Franklin Small-Mid Cap Growth Securities Fund       5/1/02
FT VIP Mutual Shares Securities Fund                       10/6/00
FT VIP Templeton Foreign Securities Fund                   10/6/00
Janus Aspen Growth and Income Portfolio                    5/1/02
Janus Aspen International Growth Portfolio                 10/6/00
Janus Aspen Large Cap Growth Portfolio                     10/6/00
Janus Aspen Mid Cap Growth Portfolio                       10/6/00
MFS(R) Mid Cap Growth Series                               10/6/00
MFS(R) New Discovery Series                                5/1/02
MFS(R) Total Return Series                                 5/1/02
MFS(R) Utilities Series                                    5/1/02

                                                                        FOR YEAR                 SINCE
                                                         SUB-ACCOUNT      ENDED              INCEPTION OF
                                                       INCEPTION DATE   12/31/06   5 YEARS    SUB-ACCOUNT
                                                       --------------   --------   -------   ------------
Oppenheimer Balanced Fund/VA                                5/1/02
Oppenheimer Capital Appreciation Fund/VA                    5/1/02
Oppenheimer Global Securities Fund/VA                       5/1/02
Oppenheimer High Income Fund/VA                             5/1/02
Oppenheimer Main Street Fund/VA                             5/1/02
Pioneer Fund VCT Portfolio                                  5/1/02
Pioneer Real Estate Shares VCT Portfolio                    5/1/01
T. Rowe Price International Stock Portfolio                 5/1/01


YIELD AND EFFECTIVE YIELD - THE GOLDMAN SACHS MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the Goldman Sachs Money Market Sub-Account for the seven-day period ended December 31, 2006



                         Yield             X.XX%
                         Effective Yield   X.XX%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Goldman Sachs Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

    Effective Yield = [(base period return + 1) (TO THE POWER OF 365/7)] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS


Financial Statements are included for Commonwealth Annuity and Life Insurance Company and for its Commonwealth Annuity Select Separate Account.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A

          None

          Financial Statements Included in Part B


          Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" or "Depositor") and Financial Statements for Commonwealth Annuity Select Separate Account of Commonwealth Annuity and Life Insurance Company will be filed by Post-Effective Amendment.

          Financial Statements Included in Part C will be filed by Post-Effective Amendment.


          None

     (B)  EXHIBITS

               EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

               EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

               EXHIBIT 3   (a)  Underwriting and Administrative Services
                                Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                           (b) Sales Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein.

                           (c) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is
                                incorporated by reference herein.

                           (d) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is
                                incorporated by reference herein.

                           (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.


                           (f) Distribution Agreement between the Company and Security Distributors, Inc. is filed herewith.

                           (g) Form of Service Agreement with broker-dealers is filed herewith

               EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 17 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. Specimen Policy Form A and Certificate and Generic Policy Form were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein. Policy Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 (File Nos. 33-47216, 811-6632), and is
                                incorporated by reference herein.

               EXHIBIT 5 Specimen Generic Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. Specimen Application Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. EER Rider (Form 3240-01) and EDB Rider (Form 3241-01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and are
                                incorporated by reference herein.


               EXHIBIT 6 Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 is filed herewith. Bylaws, as amended of the Company, effective as of December 30, 2005 was previously filed on April 28, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change were previously filed on September 29, 1995 in Post-Effective Amendment No. 7 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein.


               EXHIBIT 7   (a)  Variable Annuity GMDB Reinsurance Agreement
                                between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                                incorporated by reference herein.

                           (b) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                                incorporated by reference herein.

                           (c) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                                incorporated by reference herein.

                           (d) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                                incorporated by reference herein.

               EXHIBIT 8   (a)  Fidelity Service Agreement was previously filed
                                on April 30, 1996 in

                                Post-Effective No. 8 (File Nos. 33-47216,
                                811-6632), and is incorporated by reference herein.

                           (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632),
                                and is incorporated by reference herein.

                           (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632), and is
                                incorporated by reference herein.

                           (d) T. Rowe Price Service Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632),
                                and is incorporated by reference herein.

                           (e) Service Agreement dated March 1, 2001 between Boston Financial Data Services, Inc. and Allmerica Financial Life Insurance and Annuity Company for lockbox and mailroom services was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is
                                incorporated by reference herein. BFDS
                                Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.


                           (f)  Directors' Powers of Attorney are filed
                                herewith.


                           (g) Third Party Agreement (TPA) between Security Benefit Life Insurance Co, Security Distributors, Inc and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                           (h) Form of Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Variable Insurance Trust was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein.

                           (i) Work Assignment between Security Benefit Life Insurance Co, Security Distributors, Inc and the Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.


                           (j) Form of Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.


                           (k) Form of Restructuring Agreement between First Allmerica Financial Life Insurance Company and Allmerica Financial Life Insurance and Annuity

                                Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                           (l) Form of Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein.

               EXHIBIT 9        Opinion of Counsel is filed herewith.

               EXHIBIT 10 Consent of Independent Registered Public Accounting Firm will be filed by Post-Effective Amendment.


               EXHIBIT 11       None.

               EXHIBIT 12       None.

               EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on April 21, 2000 in Post-Effective Amendment No. 21 of Registration Statement No. 33-47216/811-6632, and is incorporated by reference herein.

               EXHIBIT 14       Not Applicable.

               EXHIBIT 15  (a)  Form of Amendment dated May 1, 2003 to the
                                Allmerica Investment Trust Participation
                                Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Allmerica Investment Trust Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Amendment dated March 15, 2001 was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                           (b) Amendment dated May 1, 2001 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is
                                incorporated by reference herein.

                           (c) Amendment to Schedule A dated October 1, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is
                                incorporated by reference herein.

                           (d) Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Participation Agreement between the Company, and Alliance Capital Management L.P. was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245, 811-6632) and is
                                incorporated by reference herein.

                           (e) Amendment dated January 1, 2003 to the AIM Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein Form of Participation Agreement with Alliance was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                                incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is
                                incorporated by reference herein.

                           (f) Amendment dated May 1, 2001 to the Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 28, 2003 in Post-Effective Amendment No. 28 of Registration Statement No. 33-47216/811-06632, and is incorporated by reference herein. Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                           (g) Amendment dated October 1, 2001 to the Variable Insurance Products Fund II was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated October 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Variable Insurance Products Fund II Participation Agreement dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                           (h) Amendment dated October 1, 2001 with Variable Insurance Products Fund III was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to the Participation Agreement with Variable Insurance Products III was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund III was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is
                                incorporated by reference herein.

                           (i) Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed on April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein.

                           (j)  Amendment dated October 31, 2001 to the
                                Participation Agreement with INVESCO was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on November 9, 2001 in Post-Effective Amendment No. 20 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                           (k) Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                           (l) Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Amendment to the Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is
                                incorporated by reference herein.

                           (m)  Eaton Vance Participation Agreement was
                                previously filed on April 19, 2002 in
                                Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Form of Participation Agreement with Eaton Vance was previously filed on February 28, 2001 in Post-Effective Amendment No. 24 (File Nos. 33-47216/811-6632), and is incorporated by reference herein.

                           (n) Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                           (o) Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                                incorporated by reference herein. Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                           (p) Amendment dated May 1, 2001 to the Pioneer Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is
                                incorporated by reference herein.


                           (q) Form of Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity Company was previously filed on April 28, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of most the following Directors and Officers* is:
     85 Broad Street
     New York, NY 10004


     The principal business address of the other following Directors and Officers* is:
     132 Turnpike Road, Suite 210
     Southborough, MA 01772.


                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


NAME                           POSITION WITH COMPANY
-----                          ---------------------
Allan S. Levine*               Chairman of the Board

John J. Fowler*                Vice President

Michael A. Pirrello            Vice President and Chief Financial Officer

Nicholas Helmuth von Moltke*   Director, Vice President, and Chief Operating
                               Officer

John W. McMahon*               Director

Timothy J. O'Neill*            Director

Marc A. Spilker*               Director

Samuel Ramos*                  Vice President and Secretary

Michael A. Reardon             Director, President, and Chief Executive Officer

Amol Sagon Naik*               Vice President and Treasurer

Alan Akihiro Yamamura*         Vice President and Chief Risk Officer

Margot K. Wallin               Vice President and Chief Compliance Officer

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

     See attached organization chart.

                          THE GOLDMAN SACHS GROUP, INC.

     [All information will be provided by Post-Effective Amendment]

These entities are directly or indirectly controlled by or under common control with the Company.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of February 28, 2007, there were 7,144 (update) Contract Owners of qualified Contracts and 11,436 (update) Contract Owners of non-qualified Contracts.


ITEM 28. INDEMNIFICATION


Article VI of the Company's Bylaws states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29. PRINCIPAL UNDERWRITERS


     (A) Security Distributors, Inc. also acts as a principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Commonwealth Annuity and Life Insurance Company


          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.


     (B) (b)The Principal Business Address of each of the following Directors and Officers of Security Distributors, Inc. is One Security Benefit Place, Topeka, Kansas 66636.



          NAME                      POSITION OR OFFICE WITH UNDERWRITER
          ----                      -----------------------------------
          GREGORY J. GARVIN         DIRECTOR AND PRESIDENT
          MICHAEL G. ODLUM          DIRECTOR AND VICE PRESIDENT
          BRENDA M. HARWOOD         DIRECTOR, VICE PRESIDENT & ASSISTANT
                                    TREASURER
          FRANK D. MEMMO            DIRECTOR AND VICE PRESIDENT
          RICHARD J. WELLS          DIRECTOR
          THOMAS R. KAEHR           TREASURER
          AMY J. LEE                SECRETARY AND CHIEF COMPLIANCE OFFICER
          CHRISTOPHER D. SWICKARD   ASSISTANT SECRETARY



     (C) (c)As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by VeraVest Investments, Inc., the former principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2006. No other commission or other compensation was received by the former principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year. No commissions or other compensation was received by Security Distributors, Inc., the current principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained for the Company by Security Benefit Life Insurance Company at One Security Benefit Place, Topeka, Kansas.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Commonwealth Annuity and Life Insurance Company, states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter
     (Ref. No. IP-6-88) issued on November 28, 1988 to the American
     Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 27th day of February, 2007.

                 COMMONWEALTH ANNUITY SELECT SEPARATE ACCOUNT OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY



                                                By: /s/ Samuel Ramos
                                                    ----------------------------
                                                    Samuel Ramos, Vice President
                                                    and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURES                                    TITLE                                                  DATE
----------                                    -----                                                  ----


/s/ Michael A. Pirrello                       Vice President and Chief Financial Officer             February 27, 2007
--------------------------------------------
Michael A. Pirrello


Allan S. Levine*                              Chairman of the Board
--------------------------------------------


Nicholas Helmuth von Moltke*                  Director, Vice President, and Chief Operating Officer
--------------------------------------------


John W. McMahon*                              Director
--------------------------------------------


Timothy J. O'Neill*                           Director
--------------------------------------------


Marc A. Spilker*                              Director
--------------------------------------------


/s/ Samuel Ramos                              Vice President and Secretary
--------------------------------------------
Samuel Ramos


Michael A. Reardon*                           Director, President, and Chief Executive Officer
--------------------------------------------


John J. Fowler*                               Vice President
--------------------------------------------


Amol Sagon Naik*                              Vice President and Treasurer
--------------------------------------------


Alan Akihiro Yamamura*                        Vice President and Chief Risk Officer
--------------------------------------------


Margot K. Wallin*                             Vice President and Chief Compliance Officer
--------------------------------------------



* Jon-Luc Dupuy, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated February [15], 2007 duly executed by such persons.



/s/ Jon-Luc Dupuy
----------------------------------
Jon-Luc Dupuy, Attorney-in-Fact
(33-47216) Select Resource

                                  EXHIBIT TABLE


Exhibit (3)(f)   Distribution Agreement between the Company and Security
                 Distributors, Inc.

Exhibit (3)(g)   Form of Service Agreement with broker-dealers

Exhibit 6 Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006
Exhibit 8(f)     Directors' Power of Attorney

Exhibit 9        Opinion of Counsel